UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices) (Zip code)

Marc L. Collins
325 N. LaSalle Street, Suite 645
Chicago, IL  60654
(Name and address of agent for service)

Registrant's telephone number, including area code:  312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 06/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1‑5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 65.12%
818,488	Adams Diversified Equity Fund, Inc.	$11,696,193
237,216	AllianzGI Equity & Convertible Income Fund	4,685,016
610,668	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	7,993,644
639,811	Alpine Total Dynamic Dividend Fund	5,559,958
561,928	BlackRock Credit Allocation Income Trust	7,557,932
141,486	BlackRock Debt Strategies Fund, Inc.	1,632,748
879,782	BlackRock Global Opportunities Equity Trust	11,657,111
162,200	BlackRock Multi‐Sector Income Trust	2,940,686
395,688	BlackRock Resources & Commodities Strategy Trust	3,169,461
91,329	Blackstone/GSO Long‐Short Credit Income Fund	1,474,050
723,467	Boulder Growth & Income Fund, Inc.	7,024,865
413,748	CBRE Clarion Global Real Estate Income Fund	3,194,134
477,267	Central Fund of Canada, Ltd.	5,884,702
571,035	Clough Global Equity Fund	7,200,751
1,443,182	Clough Global Opportunities Fund	15,297,729
206,020	Eaton Vance Limited Duration Income Fund	2,904,882
193,408	General American Investors Co., Inc.	6,643,565
165,186	Invesco Dynamic Credit Opportunities Fund	1,983,884
285,996	Legg Mason BW Global Income Opportunities Fund, Inc.	3,783,727
4,397,881	Liberty All Star® Equity Fund	24,892,006
219,145	LMP Capital and Income Fund, Inc.	3,116,242
70,434	Morgan Stanley Emerging Markets Debt Fund, Inc.	696,592
161,943	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,284,208
73,566	Neuberger Berman High Yield Strategies Fund, Inc.	874,700
167,519	NexPoint Credit Strategies Fund	3,648,564
285,948	Nuveen AMT‐Free Municipal Income Fund	3,914,628
315,732	Nuveen Credit Strategies Income Fund	2,718,452
243,465	Nuveen Dividend Advantage Municipal Fund	3,418,249
236,636	Nuveen Intermediate Duration Quality Municipal Term Fund	3,066,803
295,716	Nuveen Mortgage Opportunity Term Fund	7,573,287
89,136	Nuveen Mortgage Opportunity Term Fund 2	2,190,963
68,295	Prudential Global Short Duration High Yield Fund, Inc.	1,014,864
496,621	Royce Micro‐Cap Trust, Inc.	4,295,772
1,049,681	Royce Value Trust, Inc.	15,314,846
845,640	Sprott Focus Trust, Inc.	6,232,367
1,110,793	Templeton Global Income Fund	7,464,529
423,202	Tri‐Continental Corp.	10,304,969
887,028	Western Asset Emerging Markets Income Fund, Inc.	13,811,026
1,223,516	Western Asset High Income Opportunity Fund, Inc.	6,203,226
168,855	Zweig Fund, Inc.	2,066,785

TOTAL CLOSED‐END FUNDS (Cost $205,616,000)		236,388,116

BUSINESS DEVELOPMENT COMPANIES ‐ 0.52%
114,989	Ares Capital Corp.	1,883,520

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,912,183)		1,883,520

EXCHANGE-TRADED FUNDS - 10.09%
135,594	Market Vectors® Gold Miners ETF	2,993,915
307,565	PowerShares® FTSE RAFI Emerging Markets Portfolio	6,105,165

Shares/Description		Value
100,632	PowerShares® FTSE RAFI US 1000 Portfolio	$10,402,330
126,277	Vanguard® FTSE Developed Markets ETF	5,217,766
291,859	Vanguard® FTSE Emerging Markets ETF	11,916,603

TOTAL EXCHANGE-TRADED FUNDS (Cost $34,095,452)		36,635,779

PREFERRED STOCKS - 0.29%
39,580	General American Investors Co., Inc., Series B, 5.950%	1,054,807

TOTAL PREFERRED STOCKS (Cost $936,422)		1,054,807

SHORT-TERM INVESTMENTS - 23.74%

Money Market Fund
86,167,375	State Street Institutional Trust (7 Day Yield 0.83%)	86,167,375

TOTAL SHORT-TERM INVESTMENTS (Cost $86,167,375)		86,167,375

TOTAL INVESTMENTS ‐99.76% (Cost $328,727,432)		362,129,597
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS ‐ 0.11%		400,000
OTHER ASSETS IN EXCESS OF LIABILITIES ‐0.13%		464,456
NET ASSETS - 100.00%		$362,994,053

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 25.65%
770,653	Aberdeen Asia-Pacific Income Fund, Inc.	$3,853,265
315,609	Advent Claymore Convertible Securities and Income Fund	5,097,085
805,025	Advent Claymore Convertible Securities and Income Fund II	5,015,306
408,091	Advent/Claymore Enhanced Growth & Income Fund	3,570,796
262,115	AllianceBernstein Global High Income Fund, Inc.	3,391,768
341,450	AllianceBernstein National Municipal Income Fund, Inc.	4,674,450
164,857	AllianzGI Diversified Income & Convertible Fund	3,455,403
585,360	Ares Dynamic Credit Allocation Fund, Inc.	9,570,636
2,447,665	BlackRock Corporate High Yield Fund, Inc.	26,826,408
1,729,417	BlackRock Credit Allocation Income Trust	23,260,659
1,185,775	BlackRock Debt Strategies Fund, Inc.	13,683,843
338,092	BlackRock Limited Duration Income Trust	5,335,092
523,862	BlackRock Multi‐Sector Income Trust	9,497,618
467,759	BlackRock Muni Intermediate Duration Fund, Inc.	6,567,336
773,372	Blackstone / GSO Strategic Credit Fund	12,312,082
1,366,598	Brookfield Real Assets Income Fund, Inc.	31,677,742
140,895	Deutsche Global High Income Fund, Inc.	1,227,195
453,240	Deutsche High Income Opportunities Fund, Inc.	6,744,211
606,777	Deutsche Multi-Market Income Trust	5,339,638
2,392,476	Eaton Vance Limited Duration Income Fund	33,733,912
888,568	Eaton Vance Senior Income Trust	5,908,977
267,675	Eaton Vance Short Duration Diversified Income Fund	3,760,834
133,833	First Trust Aberdeen Global Opportunity Income Fund	1,559,154
171,784	First Trust High Income Long/Short Fund	2,961,556
135,242	GDL Fund	1,387,583
1,616,211	Invesco Dynamic Credit Opportunities Fund	19,410,694
219,867	Invesco High Income Trust II	3,280,416
2,228,771	Invesco Senior Income Trust	10,163,196
455,821	Legg Mason BW Global Income Opportunities Fund, Inc.	6,030,512
811,837	MFS Charter Income Trust	7,014,272
1,035,979	MFS Multimarket Income Trust	6,423,070
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,786,186
1,490,864	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,822,552
230,385	Morgan Stanley Income Securities, Inc.	4,197,615
439,317	Neuberger Berman High Yield Strategies Fund, Inc.	5,223,479
96,540	NexPoint Credit Strategies Fund	2,102,641
2,563,737	Nuveen AMT-Free Municipal Income Fund	35,097,560
1,870,041	Nuveen Credit Strategies Income Fund	16,101,053
1,229,137	Nuveen Dividend Advantage Municipal Fund	17,257,083
306,942	Nuveen Dividend Advantage Municipal Income Fund	4,650,171
582,784	Nuveen Global High Income Fund	9,831,566
290,354	Nuveen Preferred Income Opportunities Fund	3,019,682
922,310	Prudential Global Short Duration High Yield Fund, Inc.	13,705,527
34,090	Prudential Short Duration High Yield Fund, Inc.	520,554
1,258,342	Templeton Emerging Markets Income Fund	14,118,597
2,166,040	Templeton Global Income Fund	14,555,789
1,327,968	Voya Prime Rate Trust	7,144,468
314,671	Wells Fargo Advantage Income Opportunities Fund	2,693,584
191,588	Wells Fargo Multi-Sector Income Fund	2,557,700
2,278,759	Western Asset Emerging Markets Income Fund, Inc.	35,480,278
162,856	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,900,465
1,213,671	Western Asset Global High Income Fund, Inc.	12,209,530
4,606,640	Western Asset High Income Opportunity Fund, Inc.	23,355,665
814,688	Western Asset High Yield Defined Opportunity Fund, Inc.	12,448,433

Shares/Description		Value
1,795,762	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	$19,789,297
511,801	Western Asset/Claymore Inflation-Linked Securities & Income Fund	5,783,351

TOTAL CLOSED‐END FUNDS (Cost $563,626,705)		564,087,535

BUSINESS DEVELOPMENT COMPANIES - 0.88%
1,175,667	Ares Capital Corp.	19,257,426

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $19,395,452)		19,257,426

COMMON STOCKS - 0.41%
2,829	Amplify Energy Corp.(a)	28,290
622,740	Barington/Hilco Acquisition Corp.(a)	6,351,948
32,970	Energy XXI Gulf Coast, Inc.(a)	612,253
6,082	Pacific Rubiales Energy Corp.(a)	160,633
87,131	Pacific Special Acquisition Corp.(a)	871,310
52,330	SandRidge Energy, Inc.(a)	900,601

TOTAL COMMON STOCKS (Cost $11,834,169)		8,925,035

OPEN-END FUNDS - 1.27%
2,868,088	RiverNorth/Oaktree High Income Fund, Class I(b)	27,845,403

TOTAL OPEN-END FUNDS (Cost $28,076,298)		27,845,403

PREFERRED STOCKS - 0.63%
84,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	2,168,794
62,871	GDL Fund, Series B, 3.000%	3,169,956
81,800	Gladstone Investment Corp., 6.250%	2,088,354
128,627	Gladstone Investment Corp., Series C, 6.500%	3,291,783
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,188,421

TOTAL PREFERRED STOCKS (Cost $13,804,412)		13,907,308

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.81%
United States - 0.81%
122,064	Fifth Street Finance Corp.	6.13%	04/30/2028	3,094,322
56,444	Hercules Capital, Inc.	6.25%	07/30/2024	1,437,634
147,345	Main Street Capital Corp.	6.13%	04/01/2023	3,786,767
135,503	MVC Capital, Inc.	7.25%	01/15/2023	3,434,988
124,486	THL Credit, Inc.	6.75%	11/15/2021	3,164,434
112,010	THL Credit, Inc.	6.75%	12/30/2022	2,923,461
				17,841,606

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES (Cost $17,306,738)				17,841,606

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 1.85%
Argentina - 0.02%
$150,000	Aeropuertos Argentina 2000 SA(c)	6.88%	02/01/2027	$155,685
350,000	Pampa Energia SA(c)	7.50%	01/24/2027	365,813
				521,498
Australia - 0.18%
1,000,000	APT Pipelines, Ltd.(c)	4.25%	07/15/2027	1,025,875
585,000	Australia & New Zealand Banking Group, Ltd.(c)	4.88%	01/12/2021	632,255
750,000	Commonwealth Bank of Australia(c)	2.75%	03/10/2022	756,946
500,000	Sydney Airport Finance Co. Pty, Ltd.(c)	3.38%	04/30/2025	499,628
500,000	Sydney Airport Finance Co. Pty, Ltd.(c)	3.63%	04/28/2026	504,754
320,000	Westpac Banking Corp.	2.60%	11/23/2020	323,576
175,000	Westpac Banking Corp.	2.00%	08/19/2021	172,687
50,000	Westpac Banking Corp.	2.50%	06/28/2022	49,814
				3,965,535
Bermuda - 0.06%
600,000	Digicel Group, Ltd.(c)	7.13%	04/01/2022	525,780
400,000	Digicel Group, Ltd.(d)	7.13%	04/01/2022	350,520
400,000	Ooredoo International Finance, Ltd.(d)	3.88%	01/31/2028	396,478
				1,272,778
Brazil - 0.04%
400,000	Globo Comunicacao e Participacoes SA(c)	5.13%	03/31/2027	399,000
			Perpetual
1,500,000	OAS Finance, Ltd.(c)(e)(f)	8.88%	Maturity	82,500
450,000	Vale Overseas, Ltd.	5.88%	06/10/2021	484,200
				965,700
British Virgin Islands - 0.02%
300,000	CNOOC Finance 2011, Ltd.(d)	4.25%	01/26/2021	315,809
Canada - 0.12%
235,000	1011778 BC ULC / New Red Finance, Inc.(c)	4.25%	05/15/2024	234,105
765,000	Canadian Natural Resources, Ltd.	2.95%	01/15/2023	759,767
500,000	Fortis, Inc.(c)	2.10%	10/04/2021	490,166
230,000	Kronos Acquisition Holdings, Inc.(c)	9.00%	08/15/2023	230,000
65,000	MEG Energy Corp.(c)	7.00%	03/31/2024	50,862
110,000	Open Text Corp.(c)	5.88%	06/01/2026	118,593
320,000	Royal Bank of Canada	2.13%	03/02/2020	320,653
160,000	Royal Bank of Canada	2.50%	01/19/2021	161,158
210,000	Telesat Canada / Telesat LLC(c)	8.88%	11/15/2024	236,250
				2,601,554
Cayman Islands - 0.19%
150,000	Bantrab Senior Trust(d)	9.00%	11/14/2020	146,840
400,000	CK Hutchison International 17, Ltd.(c)	3.50%	04/05/2027	402,328
548,615	Guanay Finance, Ltd.(d)	6.00%	12/15/2020	564,799
200,000	Hutchison Whampoa International 12 II, Ltd.(d)	3.25%	11/08/2022	204,735
600,000	Industrial Senior Trust(c)	5.50%	11/01/2022	616,500
1,151,613	Interoceanica IV Finance, Ltd.(d)(g)	0.00%	11/30/2025	960,157
1,000,000	Lima Metro Line 2 Finance, Ltd.(c)	5.88%	07/05/2034	1,070,000
250,000	Madison Park Funding XIV, Ltd.(c)(h)	5.91%	07/20/2026	249,398
20,000	Noble Holding International, Ltd.	7.75%	01/15/2024	15,886
				4,230,643
Chile - 0.10%
550,000	Corp Group Banking SA(c)	6.75%	03/15/2023	551,227
900,000	Empresa de Transporte de Pasajeros Metro SA(c)	5.00%	01/25/2047	971,208

Principal Amount/Description		Rate	Maturity	Value
$200,000	Empresa Nacional de Telecomunicaciones SA(d)	4.75%	08/01/2026	$206,455
500,000	Inversiones CMPC SA(c)	4.38%	04/04/2027	509,444
				2,238,334
China - 0.07%
800,000	CNPC HK Overseas Capital, Ltd.(d)	4.50%	04/28/2021	852,472
800,000	Sinopec Group Overseas Development 2016, Ltd.(d)	2.75%	09/29/2026	748,974
				1,601,446
Colombia - 0.03%
200,000	Banco GNB Sudameris SA(c)(h)	6.50%	04/03/2027	207,000
500,000	SURA Asset Management SA(c)	4.38%	04/11/2027	506,250
				713,250
Curacao - 0.01%
167,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	166,315
Dominican Republic - 0.02%
300,000	Banco de Reservas de la Republica Dominicana(c)	7.00%	02/01/2023	314,877
200,000	Banco de Reservas de la Republica Dominicana(d)	7.00%	02/01/2023	209,918
				524,795
France - 0.03%
631,000	Orange SA	2.75%	02/06/2019	639,271
Great Britain - 0.14%
155,000	AstraZeneca PLC	2.38%	11/16/2020	155,953
255,000	AstraZeneca PLC	2.38%	06/12/2022	254,547
450,000	BP Capital Markets PLC	3.72%	11/28/2028	463,337
1,188,000	British Telecommunications PLC	5.95%	01/15/2018	1,214,796
107,000	Delphi Automotive PLC	4.25%	01/15/2026	113,546
200,000	MARB BondCo PLC(c)	7.00%	03/15/2024	193,750
765,000	Royal Bank of Scotland Group PLC(h)	3.50%	05/15/2023	770,385
				3,166,314
Guatemala - 0.01%
200,000	Energuate Trust(c)	5.88%	05/03/2027	206,750
India - 0.05%
300,000	Bharti Airtel, Ltd.(d)	4.38%	06/10/2025	300,521
300,000	Export-Import Bank of India	4.00%	01/14/2023	312,400
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	225,345
300,000	Reliance Industries, Ltd.(d)	4.13%	01/28/2025	310,913
				1,149,179
Ireland - 0.02%
415,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	411,859
Isle Of Man - 0.03%
600,000	Gohl Capital, Ltd.	4.25%	01/24/2027	622,690
Israel - 0.04%
900,000	Israel Electric Corp., Ltd.(c)	5.00%	11/12/2024	969,300
Japan - 0.03%
350,000	Sumitomo Mitsui Financial Group, Inc.	2.93%	03/09/2021	355,717
310,000	Sumitomo Mitsui Financial Group, Inc.	2.06%	07/14/2021	305,137
				660,854
Luxembourg - 0.04%
270,000	Actavis Funding SCS	2.35%	03/12/2018	271,177
80,000	Camelot Finance SA(c)	7.88%	10/15/2024	86,400
220,000	Dana Financing Luxembourg Sarl(c)	5.75%	04/15/2025	228,250

Principal Amount/Description		Rate	Maturity	Value
$245,000	Intelsat Jackson Holdings SA	7.25%	10/15/2020	$232,750
				818,577
Malaysia - 0.03%
200,000	Axiata SPV2 Bhd	3.47%	11/19/2020	204,694
200,000	Malaysia Sovereign Sukuk Bhd(d)	3.04%	04/22/2025	200,180
300,000	Petronas Capital, Ltd.(d)	3.50%	03/18/2025	311,124
				715,998
Mexico - 0.20%
600,000	Banco Inbursa SA Institution de Banca Multiple(c)	4.38%	04/11/2027	601,620
600,000	Banco Mercantil del Norte SA(d)(h)	5.75%	10/04/2031	600,300
700,000	BBVA Bancomer SA(d)(h)	5.35%	11/12/2029	710,500
200,000	Comision Federal de Electricidad(d)	6.13%	06/16/2045	214,250
400,000	El Puerto de Liverpool SAB de CV(d)	3.88%	10/06/2026	394,000
200,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	182,000
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	182,000
950,000	Mexico City Airport Trust(c)	4.25%	10/31/2026	976,381
310,000	Petroleos Mexicanos	6.75%	09/21/2047	313,838
300,000	Sigma Alimentos SA de CV(d)	4.13%	05/02/2026	305,550
				4,480,439
Netherlands - 0.12%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(c)	7.95%	05/11/2026	435,392
250,000	Ajecorp BV(d)	6.50%	05/14/2022	217,500
300,000	CIMPOR Financial Operations BV(c)	5.75%	07/17/2024	255,615
200,000	Petrobras Global Finance BV	7.38%	01/17/2027	212,100
600,000	Petrobras Global Finance BV	7.25%	03/17/2044	592,200
505,000	Shell International Finance BV	1.38%	05/10/2019	502,183
385,000	Teva Pharmaceutical Finance Netherlands III BV	2.80%	07/21/2023	374,932
				2,589,922
Panama - 0.04%
398,154	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	433,988
200,000	Autoridad del Canal de Panama(d)	4.95%	07/29/2035	219,000
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	200,500
				853,488
Peru - 0.10%
80,000	Camposol SA(c)	10.50%	07/15/2021	86,740
200,000	Fondo MIVIVIENDA SA(c)	3.50%	01/31/2023	202,900
150,000	Fondo MIVIVIENDA SA(d)	3.50%	01/31/2023	152,175
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	456,250
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	456,250
800,000	Transportadora de Gas del Peru SA(d)	4.25%	04/30/2028	834,000
				2,188,315
Singapore - 0.06%
600,000	BPRL International Singapore Pte. Ltd.	4.38%	01/18/2027	623,558
600,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	593,619
				1,217,177
South Korea - 0.04%
200,000	Korea Development Bank	3.00%	01/13/2026	198,893
550,000	Korea Expressway Corp.(c)(h)	1.86%	04/20/2020	550,738
				749,631

Principal Amount/Description		Rate	Maturity	Value
Trinidad/Tobago - 0.01%
$100,000	National Gas Co. of Trinidad & Tobago, Ltd.(d)	6.05%	01/15/2036	$103,500

TOTAL FOREIGN CORPORATE BONDS (Cost $41,784,670)				40,660,921

U.S. CORPORATE BONDS - 2.73%
Advertising - 0.03%
635,000	Omnicom Group, Inc.	3.60%	04/15/2026	640,135
Aerospace/Defense - 0.04%
336,000	Boeing Co.	6.88%	03/15/2039	489,765
365,000	Lockheed Martin Corp.	4.70%	05/15/2046	412,407
				902,172
Agriculture - 0.02%
390,000	Reynolds American, Inc.	4.00%	06/12/2022	413,683
Airlines - 0.01%
215,000	Delta Air Lines, Inc.	3.63%	03/15/2022	220,926
Auto Manufacturers - 0.05%
305,000	Ford Motor Co.	7.45%	07/16/2031	386,571
755,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	766,639
				1,153,210
Auto Parts & Equipment - 0.01%
265,000	Delphi Corp.	4.15%	03/15/2024	278,702
Banks - 0.26%
45,000	Bank of America Corp.	2.00%	01/11/2018	45,075
285,000	Bank of America Corp.	2.50%	10/21/2022	281,668
330,000	Bank of America Corp.(h)	2.88%	04/24/2023	330,941
510,000	Bank of Montreal	1.90%	08/27/2021	500,790
755,000	Citigroup, Inc.(h)	2.28%	05/17/2024	754,940
35,000	Goldman Sachs Group, Inc.	3.00%	04/26/2022	35,343
375,000	Goldman Sachs Group, Inc.(h)	2.91%	06/05/2023	373,938
410,000	JPMorgan Chase & Co.	2.97%	01/15/2023	415,136
375,000	JPMorgan Chase & Co.	4.25%	10/01/2027	390,579
505,000	Morgan Stanley	2.75%	05/19/2022	505,176
405,000	Morgan Stanley	3.63%	01/20/2027	408,075
110,000	MUFG Americas Holdings Corp.	2.25%	02/10/2020	110,102
485,000	PNC Financial Services Group, Inc.	3.30%	03/08/2022	503,059
495,000	Wells Fargo & Co.	3.07%	01/24/2023	501,896
515,000	Wells Fargo & Co.(h)	3.58%	05/22/2028	521,028
				5,677,746
Beverages - 0.02%
300,000	Anheuser-Busch InBev Finance, Inc.	4.90%	02/01/2046	340,427
Building Materials - 0.01%
222,000	Builders FirstSource, Inc.(c)	5.63%	09/01/2024	231,990
Chemicals - 0.01%
225,000	Hexion, Inc.(c)	10.38%	02/01/2022	223,875
Coal - 0.01%
240,000	Peabody Securities Finance Corp.(c)	6.00%	03/31/2022	239,100
Commercial Services - 0.04%
135,000	KAR Auction Services, Inc.(c)	5.13%	06/01/2025	137,869
230,000	Live Nation Entertainment, Inc.(c)	4.88%	11/01/2024	234,025
225,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(c)	9.25%	05/15/2023	245,061
220,000	ServiceMaster Co. LLC(c)	5.13%	11/15/2024	228,250
				845,205

Principal Amount/Description		Rate	Maturity	Value
Computers - 0.02%
$320,000	Hewlett Packard Enterprise Co.	3.60%	10/15/2020	$330,173
Cosmetics/Personal Care - 0.02%
425,000	Unilever Capital Corp.	2.90%	05/05/2027	419,845
Diversified Financial Services - 0.21%
635,000	Air Lease Corp.	3.75%	02/01/2022	663,248
645,000	Ally Financial, Inc.	4.13%	03/30/2020	664,350
40,000	Ally Financial, Inc.	4.25%	04/15/2021	41,500
590,000	American Express Credit Corp.	2.25%	05/05/2021	589,356
520,000	American Express Credit Corp.	2.70%	03/03/2022	524,660
300,000	Credito Real SAB de CV SOFOM ER(c)	7.25%	07/20/2023	315,750
640,000	Discover Financial Services	4.10%	02/09/2027	642,407
485,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	486,474
35,000	NFP Corp.(c)	6.88%	07/15/2025	35,438
499,000	Synchrony Financial	3.00%	08/15/2019	506,303
225,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(c)	6.75%	06/01/2025	230,625
				4,700,111
Electric - 0.28%
787,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	1,061,236
55,000	Calpine Corp.	5.75%	01/15/2025	51,838
230,000	Duke Energy Corp.	3.75%	09/01/2046	219,779
450,000	Duke Energy Progress LLC	4.15%	12/01/2044	472,911
315,000	Exelon Corp.	3.40%	04/15/2026	314,561
800,000	Great Plains Energy, Inc.	3.90%	04/01/2027	810,982
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,084,258
250,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	254,365
115,000	NRG Energy, Inc.	7.25%	05/15/2026	119,600
655,000	Southern Co.	2.45%	09/01/2018	659,511
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	1,030,419
				6,079,460
Electronics - 0.01%
265,000	Arrow Electronics, Inc.	3.88%	01/12/2028	264,382
Engineering & Construction - 0.02%
400,000	SBA Tower Trust(c)	3.17%	04/15/2022	402,114
Entertainment - 0.03%
220,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	240,854
235,000	PNK Entertainment, Inc.(c)	5.63%	05/01/2024	244,987
230,000	Six Flags Entertainment Corp.(c)	4.88%	07/31/2024	231,983
				717,824
Environmental Control - 0.01%
275,000	Waste Management, Inc.	4.10%	03/01/2045	289,817
Food - 0.12%
220,000	Aramark Services, Inc.(c)	5.00%	04/01/2025	232,925
220,000	JBS USA LUX SA / JBS USA Finance, Inc.(c)	5.75%	06/15/2025	207,900
500,000	Kraft Heinz Foods Co.	2.00%	07/02/2018	501,393
515,000	Kroger Co.	3.40%	04/15/2022	527,272
225,000	Pilgrim's Pride Corp.(c)	5.75%	03/15/2025	226,688
490,000	Smithfield Foods, Inc.(c)	4.25%	02/01/2027	503,486
515,000	Sysco Corp.	3.25%	07/15/2027	507,743
				2,707,407
Forest Products & Paper - 0.05%
885,000	Georgia-Pacific LLC(c)	3.60%	03/01/2025	913,430
290,000	International Paper Co.	3.00%	02/15/2027	279,704
				1,193,134

Principal Amount/Description		Rate	Maturity	Value
Gas - 0.01%
$235,000	NGL Energy Partners LP / NGL Energy Finance Corp.(c)	7.50%	11/01/2023	$232,944
Healthcare-Products - 0.05%
760,000	Becton Dickinson BDX	2.89%	06/06/2022	761,799
225,000	Universal Hospital Services, Inc.	7.63%	08/15/2020	229,781
				991,580
Healthcare-Services - 0.12%
225,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	233,859
115,000	Air Medical Merger Sub Corp.(c)	6.38%	05/15/2023	109,537
658,000	Anthem, Inc.	2.30%	07/15/2018	661,878
225,000	Centene Corp.	4.75%	01/15/2025	231,750
230,000	CHS/Community Health Systems, Inc.	6.25%	03/31/2023	238,303
230,000	Envision Healthcare Corp.(c)	6.25%	12/01/2024	246,100
660,000	Laboratory Corp. of America Holdings	2.50%	11/01/2018	665,478
220,000	Tenet Healthcare Corp.	8.13%	04/01/2022	234,300
				2,621,205
Holding Companies-Diversified - 0.01%
125,000	Argos Merger Sub, Inc.(c)	7.13%	03/15/2023	111,562
140,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	140,000
				251,562
Home Furnishings - 0.01%
230,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	239,775
Insurance - 0.15%
450,000	Athene Global Funding(c)	3.00%	07/01/2022	447,372
515,000	Brighthouse Financial, Inc.(c)	3.70%	06/22/2027	508,145
855,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	1,112,134
185,000	New York Life Global Funding(c)	2.30%	06/10/2022	184,118
415,000	New York Life Global Funding(c)	2.90%	01/17/2024	419,225
660,000	TIAA Asset Management Finance Co. LLC(c)	2.95%	11/01/2019	669,838
				3,340,832
Internet - 0.02%
510,000	eBay, Inc.	2.75%	01/30/2023	505,804
Investment Companies - 0.12%
2,500,000	FS Investment Corp.	4.25%	01/15/2020	2,551,920
Iron/Steel - 0.01%
15,000	Cliffs Natural Resources, Inc.(c)	5.75%	03/01/2025	14,212
110,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.(c)	6.38%	05/01/2022	115,500
				129,712
Leisure Time - 0.02%
211,000	Sabre GLBL, Inc.(c)	5.25%	11/15/2023	221,022
220,000	Viking Cruises, Ltd.(c)	8.50%	10/15/2022	231,825
				452,847
Lodging - 0.01%
230,000	Hilton Domestic Operating Co., Inc.(c)	4.25%	09/01/2024	233,737
Machinery-Construction & Mining - 0.01%
220,000	Blueline Rental Corp.(c)	9.25%	03/15/2024	229,350
Media - 0.10%
55,000	CBS Corp.	2.50%	02/15/2023	54,423
225,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2027	230,625
245,000	Cengage Learning, Inc.(c)	9.50%	06/15/2024	218,050
605,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	654,713

Principal Amount/Description		Rate	Maturity	Value
$480,000	Comcast Corp.	4.40%	08/15/2035	$517,498
230,000	CSC Holdings LLC	5.25%	06/01/2024	235,198
235,000	Sirius XM Radio, Inc.(c)	5.00%	08/01/2027	237,938
				2,148,445
Oil & Gas - 0.10%
400,000	CNOOC Finance 2015 USA LLC	3.50%	05/05/2025	400,764
18,000	FTS International, Inc.	6.25%	05/01/2022	14,670
263,000	Phillips 66	5.88%	05/01/2042	319,278
500,000	Reliance Holding USA, Inc.(d)	5.40%	02/14/2022	548,192
255,000	Sanchez Energy Corp.	6.13%	01/15/2023	205,275
145,000	Schlumberger Holdings Corp.(c)	2.35%	12/21/2018	145,915
245,000	SM Energy Co.	5.00%	01/15/2024	218,050
210,000	Valero Energy Corp.	6.63%	06/15/2037	259,120
				2,111,264
Packaging & Containers - 0.01%
225,000	Flex Acquisition Co., Inc.(c)	6.88%	01/15/2025	234,422
Pharmaceuticals - 0.09%
405,000	AbbVie, Inc.	4.70%	05/14/2045	432,663
410,000	Cardinal Health, Inc.	1.95%	06/15/2018	411,184
165,000	Cardinal Health, Inc.	4.37%	06/15/2047	170,558
390,000	Express Scripts Holding Co.	3.40%	03/01/2027	377,205
225,000	inVentiv Group Holdings, Inc. / inVentiv Health, Inc./inVentiv Health Clinical, Inc.(c)	7.50%	10/01/2024	245,250
410,000	Mylan NV	3.15%	06/15/2021	417,449
				2,054,309
Pipelines - 0.08%
505,000	Enable Midstream Partners LP	4.40%	03/15/2027	507,843
480,000	Energy Transfer LP	4.75%	01/15/2026	500,252
340,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	407,674
250,000	Williams Partners LP/ ACMP Finance Corp.	3.75%	06/15/2027	247,992
				1,663,761
Private Equity - 0.01%
225,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25%	02/01/2022	235,125
REITS - 0.16%
800,000	American Tower Corp.	3.38%	10/15/2026	784,339
515,000	American Tower Corp.	3.55%	07/15/2027	510,263
625,000	Boston Properties LP	4.13%	05/15/2021	659,581
800,000	Crown Castle International Corp.	3.70%	06/15/2026	808,421
233,000	ESH Hospitality, Inc.(c)	5.25%	05/01/2025	242,029
515,000	Simon Property Group LP	3.38%	06/15/2027	513,227
				3,517,860
Retail - 0.05%
505,000	Home Depot, Inc.	3.00%	04/01/2026	508,313
230,000	Lowe's Cos., Inc.	3.10%	05/03/2027	229,265
120,000	PetSmart, Inc.(c)	5.88%	06/01/2025	116,250
240,000	Rite Aid Corp.(c)	6.13%	04/01/2023	237,000
				1,090,828
Semiconductors - 0.04%
250,000	Applied Materials, Inc.	4.35%	04/01/2047	266,420
290,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd.(c)	3.63%	01/15/2024	297,017
255,000	Maxim Integrated Products, Inc.	3.45%	06/15/2027	252,829
				816,266

Principal Amount/Description		Rate	Maturity	Value
Software - 0.10%
$265,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	$277,785
220,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(c)	10.00%	11/30/2024	247,775
230,000	Informatica LLC(c)	7.13%	07/15/2023	235,249
330,000	McGraw-Hill Financials, Inc.	4.40%	02/15/2026	355,418
380,000	Microsoft Corp.	4.45%	11/03/2045	424,486
355,000	Oracle Corp.	4.13%	05/15/2045	366,409
220,000	Sophia LP / Sophia Finance, Inc.(c)	9.00%	09/30/2023	229,900
				2,137,022
Telecommunications - 0.07%
495,000	AT&T, Inc.	3.80%	03/01/2024	507,915
225,000	Cincinnati Bell, Inc.(c)	7.00%	07/15/2024	235,732
220,000	Frontier Communications Corp.	8.50%	04/15/2020	231,825
660,000	Verizon Communications, Inc.	4.40%	11/01/2034	656,162
				1,631,634
Transportation - 0.09%
465,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	517,399
420,000	CSX Corp.	3.80%	11/01/2046	409,794
550,000	FedEx Corp.	4.75%	11/15/2045	597,124
500,000	Union Pacific Corp.	3.00%	04/15/2027	502,047
				2,026,364
Trucking & Leasing - 0.01%
245,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(c)	4.20%	04/01/2027	253,619

TOTAL U.S. CORPORATE BONDS (Cost $58,808,853)				59,973,625

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.52%
700,000	Argentine Republic Government International Bond	6.88%	01/26/2027	725,550
700,000	Brazilian Government International Bond	5.63%	01/07/2041	675,500
200,000	Chile Government International Bond	3.13%	03/27/2025	204,700
600,000	Chile Government International Bond	3.13%	01/21/2026	613,410
200,000	Chile Government International Bond	3.86%	06/21/2047	200,875
400,000	Costa Rica Government International Bond(d)	10.00%	08/01/2020	469,000
1,000,000	Dominican Republic International Bond(c)	5.95%	01/25/2027	1,047,500
300,000	Dominican Republic International Bond(d)	6.85%	01/27/2045	321,000
700,000	Guatemala Government Bond(d)	4.50%	05/03/2026	708,288
400,000	Israel Government International Bond	2.88%	03/16/2026	399,303
700,000	Korea International Bond	2.75%	01/19/2027	688,027
400,000	Mexico Government International Bond	4.13%	01/21/2026	416,800
1,140,000	Mexico Government International Bond	4.15%	03/28/2027	1,181,895
200,000	Mexico Government International Bond	4.75%	03/08/2044	200,700
900,000	Panama Government International Bond	3.88%	03/17/2028	924,750
400,000	Panama Government International Bond	4.50%	05/15/2047	405,500
800,000	Perusahaan Penerbit SBSN Indonesia III International Bond(c)	4.15%	03/29/2027	813,000
500,000	Philippine Government International Bond	4.20%	01/21/2024	548,697
600,000	Philippine Government International Bond	3.70%	02/02/2042	606,179

Principal Amount/Description		Rate	Maturity	Value
$250,000	Provincia de Buenos Aires International Bond(c)	7.88%	06/15/2027	$259,450

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $11,171,005)				11,410,124

COLLATERALIZED LOAN OBLIGATIONS - 0.58%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(c)(h)	4.66%	07/15/2026	497,540
250,000	Series 2014-1A(c)(h)	6.16%	07/15/2026	237,698
	Apidos CLO XVIII
250,000	Series 2014-18A(c)(h)	6.35%	07/22/2026	250,242
	Avery Point II CLO, Ltd.
500,000	Series 2013-2A(c)(h)	4.61%	07/17/2025	497,564
	Babson CLO, Ltd.
500,000	Series 2015-2A(c)(h)	4.96%	07/20/2027	501,075
500,000	Series 2015-IA(c)(h)	4.61%	04/20/2027	492,111
	Barings CLO, Ltd.
500,000	Series 2017-1A(c)(h)%		07/18/2029	500,000
	Barings CLO, Ltd. 2016-III
500,000	Series 2016-3A(c)(h)	5.11%	01/15/2028	505,034
	Betony CLO, Ltd.
500,000	Series 2015-1A(c)(h)	4.76%	04/15/2027	495,444
	Birchwood Park CLO, Ltd.
250,000	Series 2014-1A(c)(h)	7.56%	07/15/2026	250,591
	BlueMountain CLO, Ltd.
500,000	Series 2012-1A(c)(h)	6.66%	07/20/2023	502,491
500,000	Series 2015-3A(c)(h)	4.26%	10/20/2027	503,530
500,000	Series 2015-3A(c)(h)	4.71%	10/20/2027	505,373
	Brookside Mill CLO, Ltd.
250,000	Series 2013-1A(c)(h)	3.86%	04/17/2025	248,657
500,000	Series 2013-1A(c)(h)	4.21%	04/17/2025	491,114
500,000	Series 2013-1A(c)(h)	5.56%	04/17/2025	463,769
	Catamaran CLO, Ltd.
500,000	Series 2015-1A(c)(h)	4.25%	04/22/2027	506,035
	Dorchester Park CLO, Ltd.
250,000	Series 2015-1A(c)(h)	4.36%	01/20/2027	252,565
250,000	Series 2015-1A(c)(h)	4.71%	01/20/2027	249,855
	Flatiron CLO, Ltd.
250,000	Series 2014-1A(c)(h)	4.46%	07/17/2026	245,935
	Galaxy XV CLO, Ltd.
500,000	Series 2013-15A(c)(h)	4.56%	04/15/2025	501,580
	Halcyon Loan Advisors Funding, Ltd.
250,000	Series 2013-2A(c)(h)	3.87%	08/01/2025	251,535
	LCM XII LP
250,000	Series 2015-12A(c)(h)	4.86%	10/19/2022	252,172
	LCM XIV LP
500,000	Series 2013-14A(c)(h)	4.66%	07/15/2025	502,479
	Nomad CLO, Ltd.
250,000	Series 2013-1A(c)(h)	4.11%	01/15/2025	251,244
250,000	Series 2013-1A(c)(h)	4.66%	01/15/2025	251,236
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2013-1A(c)(h)	4.51%	07/17/2025	500,292
500,000	Series 2013-1A(c)(h)	5.66%	07/17/2025	494,370

Principal Amount/Description		Rate	Maturity	Value
	THL Credit Wind River 2017-1 CLO Ltd.
$500,000	Series 2017-1A(c)(h)	4.78%	04/18/2029	$497,254
	Venture XII CLO, Ltd.
1,000,000	Series 2017-12A(c)(h)	4.90%	02/28/2026	1,010,384

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,458,544)				12,709,169

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -22.58%
	Adjustable Rate Mortgage Trust
1,106,939	Series 2005-1(h)	3.61%	05/25/2035	1,122,512
5,086,354	Series 2005-10(h)	3.48%	01/25/2036	4,379,767
872,665	Series 2005-7(h)	3.90%	10/25/2035	768,680
	ALM XII, Ltd.
500,000	Series 2017-12A(c)(h)	4.36%	04/16/2027	500,538
	Alternative Loan Trust
434,728	Series 2005-20CB	5.50%	07/25/2035	401,101
165,639	Series 2005-54CB	5.50%	11/25/2035	146,305
779,331	Series 2005-6CB	5.50%	04/25/2035	795,773
366,453	Series 2005-85CB(h)	17.17%	02/25/2036	463,951
1,735,230	Series 2005-85CB(h)	2.32%	02/25/2036	1,463,980
414,069	Series 2005-86CB	5.50%	02/25/2036	357,739
460,455	Series 2005-9CB(h)	1.72%	05/25/2035	387,137
817,768	Series 2005-9CB(h)	3.83%	05/25/2035	86,966
381,014	Series 2006-12CB(h)	5.75%	05/25/2036	315,640
1,802,499	Series 2006-15CB	6.50%	06/25/2036	1,437,068
237,282	Series 2006-30T1	6.25%	11/25/2036	212,317
185,539	Series 2006-32CB	5.50%	11/25/2036	162,850
372,098	Series 2006-36T2(h)	22.47%	12/25/2036	460,932
16,615,455	Series 2006-J7	6.25%	11/25/2036	13,591,886
1,453,175	Series 2007-19	6.00%	08/25/2037	1,191,290
5,200,694	Series 2007-20	6.25%	08/25/2047	4,393,850
1,535,886	Series 2007-23CB(h)	1.72%	09/25/2037	986,983
1,466,515	Series 2007-23CB(h)	5.28%	09/25/2037	330,701
9,125,845	Series 2007-HY2(h)	3.29%	03/25/2047	8,109,131
	American Home Mortgage Investment Trust
180,313	Series 2007-A(c)(i)	6.60%	01/25/2037	95,256
	Atrium IX
500,000	Series 2017-9A(c)(h)	4.80%	05/28/2030	499,751
	AVANT Loans Funding Trust
12,104	Series 2016-B(c)	3.92%	08/15/2019	12,108
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2014-IP(c)(h)	2.81%	06/15/2018	395,868
17,000,000	Series 2015-200P(c)(h)	0.50%	04/14/2025	471,809
	Banc of America Alternative Loan Trust
63,792	Series 2005-6	6.00%	07/25/2035	63,567
126,821	Series 2005-6	5.50%	07/25/2035	114,313
	Banc of America Commercial Mortgage Trust
306,300	Series 2007-5(h)	5.77%	10/10/2017	309,728
	Banc of America Funding Corp.
583,187	Series 2008-R2(c)	6.00%	09/25/2037	604,675
	Banc of America Funding Trust
3,000,000	Series 2005-B(h)	1.66%	04/20/2035	2,530,903
342,470	Series 2006-2	5.50%	03/25/2036	338,714

Principal Amount/Description		Rate	Maturity	Value
$1,054,636	Series 2006-A(h)	3.49%	02/20/2036	$988,576
7,757,019	Series 2007-4(h)	5.77%	05/25/2037	7,845,039
6,613,069	Series 2010-R5(c)(h)	6.00%	10/26/2037	5,874,884
	BBCMS Mortgage Trust
4,121,156	Series 2017-C1(h)	1.70%	02/15/2027	456,451
	BCAP LLC Trust
182,678	Series 2007-AA2(h)	7.50%	04/25/2037	176,097
118,525	Series 2007-AA2	6.00%	04/25/2037	104,286
3,305,197	Series 2009-RR1(c)(h)	6.00%	10/26/2036	3,242,018
7,850,395	Series 2010-RR6(c)(h)	6.00%	07/26/2036	6,607,178
	Bear Stearns ALT-A Trust
1,569,706	Series 2004-11(h)	3.25%	11/25/2034	1,448,308
1,692,054	Series 2005-3(h)	3.23%	04/25/2035	1,401,215
12,462,962	Series 2006-3(h)	3.20%	05/25/2036	9,656,030
7,598,000	Series 2006-4(h)	3.77%	07/25/2036	6,766,822
1,603,307	Series 2006-6(h)	3.39%	11/25/2036	1,475,386
	Bear Stearns Asset Backed Securities I Trust
11,806,688	Series 2007-HE2(h)	1.45%	02/25/2037	10,056,048
	Bear Stearns Asset-Backed Securities Trust
310,295	Series 2005-HE3(h)	2.24%	03/25/2035	311,916
2,731,876	Series 2006-AC1(i)	6.25%	02/25/2036	2,195,446
	Bear Stearns Commercial Mortgage Securities Trust
3,300	Series 2006-PW13(h)	5.61%	08/11/2016	3,312
	Blue Elephant Loan Trust
978,152	Series 2015-1(c)	5.56%	12/15/2022	985,383
	Carrington Mortgage Loan Trust
2,600,000	Series 2006-NC4(h)	1.38%	10/25/2036	2,237,318
	CFCRE Commercial Mortgage Trust
5,191,122	Series 2016-C3(h)	1.24%	12/10/2025	380,255
501,000	Series 2016-C3(c)(h)	3.05%	01/10/2026	371,689
486,000	Series 2016-C7	3.84%	12/10/2026	509,635
	Chase Mortgage Finance Trust
5,709,310	Series 2007-S2	6.00%	03/25/2037	4,953,516
11,598,304	Series 2007-S2	6.00%	03/25/2037	10,114,053
634,702	Series 2007-S3	5.50%	05/25/2037	504,388
	Chicago Skyscraper Trust
193,000	Series 2017-SKY(c)(h)	2.26%	02/15/2019	193,586
107,000	Series 2017-SKY(c)(h)	2.41%	02/15/2019	107,378
	CIM Trust
12,000,000	Series 2016-1RR(c)(h)	12.32%	07/26/2055	10,623,894
12,000,000	Series 2016-2RR B2(c)(h)	24.65%	02/27/2056	10,638,766
12,000,000	Series 2016-3RR B2(c)(h)	11.02%	02/27/2056	10,687,199
11,430,000	Series 2016-3RR B2(c)(h)	12.17%	01/27/2057	12,690,180
	Citicorp Mortgage Securities Trust
1,001,694	Series 2007-1	6.00%	01/25/2037	1,027,147
116,261	Series 2007-2	5.50%	02/25/2037	116,336
	Citigroup Commercial Mortgage Trust
3,973,484	Series 2014-GC25(h)	1.20%	10/10/2047	240,647
355,500	Series 2015-GC27(c)(h)	4.58%	01/10/2025	292,578
400,000	Series 2015-GC31(h)	4.20%	06/10/2025	388,253
420,000	Series 2015-GC35(h)	4.65%	11/10/2025	419,256
5,500,058	Series 2015-GC35(h)	0.90%	11/10/2048	280,537
488,000	Series 2016-P4	2.90%	07/10/2026	480,972
3,352,106	Series 2016-P4(h)	2.17%	07/10/2049	431,776
388,000	Series 2016-P6(h)	3.72%	11/10/2026	406,977
494,000	Series 2016-SMPLC D(c)	3.52%	09/10/2021	492,920

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust
$1,065,115	Series 2006-WF1(i)	5.08%	03/25/2036	$798,786
1,519,232	Series 2007-OPX1(i)	6.33%	01/25/2037	1,009,388
2,000,000	Series 2008-AR4(c)(h)	3.57%	11/25/2038	2,012,886
1,400,000	Series 2008-AR4(c)(h)	3.46%	11/25/2038	1,454,728
1,067,882	Series 2010-8(c)(h)	6.00%	11/25/2036	1,102,682
3,239,158	Series 2010-8(c)(h)	6.00%	12/25/2036	3,266,750
	CitiMortgage Alternative Loan Trust
898,935	Series 2007-A1	6.00%	01/25/2037	834,632
177,067	Series 2007-A1(h)	4.18%	01/25/2037	28,110
292,387	Series 2007-A3(h)	4.18%	03/25/2037	42,824
127,052	Series 2007-A3(h)	6.00%	03/25/2037	116,267
1,052,181	Series 2007-A4	5.75%	04/25/2037	925,042
928,251	Series 2007-A6	5.50%	06/25/2037	835,557
	CLNS Trust
168,000	Series 2017-IKPR(c)(h)	3.05%	06/11/2022	168,372
168,000	Series 2017-IKPR(c)(h)	4.50%	06/11/2022	168,371
168,000	Series 2017-IKPR(c)(h)	5.50%	06/11/2022	168,375
	COBALT CMBS Commercial Mortgage Trust
301,005	Series 2007-C2(h)	5.57%	04/15/2047	304,421
	Coinstar Funding LLC
6,000,000	Series 2017-1A(c)	5.22%	04/25/2023	6,106,081
	Cold Storage Trust
301,000	Series 2017-ICE3(c)(h)	2.16%	04/15/2024	301,995
367,000	Series 2017-ICE3(c)(h)	2.51%	04/15/2024	368,443
	Commercial Mortgage Pass-Through Certificates
329,970	Series 2010-C1(c)(h)	1.74%	07/10/2046	1,981
312,400	Series 2014-CR19(h)	4.88%	08/10/2047	321,037
400,000	Series 2014-CR20(h)	4.66%	11/10/2047	408,175
5,797,416	Series 2014-UBS4(c)	3.75%	08/10/2047	1,829,091
11,000	Series 2014-UBS4(c)(h)(j)	0.00%	08/10/2047	0
2,705,400	Series 2014-UBS4(c)	3.75%	08/10/2047	1,823,653
3,091,920	Series 2014-UBS4(c)	3.75%	08/10/2047	1,864,227
3,914,538	Series 2015-CR22(h)	1.14%	03/10/2025	202,022
475,000	Series 2015-CR25(h)	4.70%	08/10/2025	480,146
5,045,638	Series 2015-CR26(h)	1.20%	09/10/2025	314,029
419,000	Series 2015-LC23(h)	4.80%	10/10/2025	433,437
3,705,242	Series 2016-DC2(h)	1.22%	10/10/2025	249,188
249,000	Series 2016-DC2(h)	4.80%	02/10/2026	243,917
	Commercial Mortgage Trust
312,200	Series 2007-GG11(h)	6.30%	12/10/2049	314,993
659,000	Series 2012-CR4(c)(h)	4.72%	11/15/2022	574,388
	Consumer Credit Origination Loan Trust
2,453,510	Series 2015-1(c)	5.21%	04/15/2018	2,463,548
	Cosmopolitan Hotel Trust
245,000	Series 2016-CSMO(c)(h)	3.81%	11/15/2021	247,661
	Countrywide Home Loan Mortgage Pass- Through Trust
3,692,377	Series 2005-HYB7(h)	3.03%	11/20/2035	3,411,599
100,695	Series 2005-J4	5.50%	11/25/2035	98,390
2,968,021	Series 2006-18	6.00%	12/25/2036	2,742,974
465,482	Series 2007-17	6.00%	10/25/2037	449,420
503,088	Series 2007-3	6.00%	04/25/2037	435,208
572,091	Series 2007-7	5.75%	06/25/2037	522,470
	Credit Suisse First Boston Mortgage Securities Corp.
101,091	Series 2005-10	5.50%	11/25/2035	99,512

Principal Amount/Description		Rate	Maturity	Value
$3,259,907	Series 2005‐11	6.00%	12/25/2035	$3,160,854
81,069	Series 2005‐8	5.50%	08/25/2025	81,955
6,344,215	Series 2005‐9	6.00%	10/25/2035	4,103,786
	Credit Suisse Mortgage Capital Certificates
5,019,808	Series 2006‐2	5.75%	03/25/2036	4,576,237
253,000	Series 2017‐CHOP(c)(h)	4.40%	07/15/2032	253,377
253,000	Series 2017‐CHOP(c)(h)	3.00%	07/15/2032	253,395
	Credit‐Based Asset Servicing & Securitization LLC
15,078,250	Series 2007‐CB6(c)(h)	1.44%	07/25/2037	10,036,629
	CSAB Mortgage‐Backed Trust
8,781,274	Series 2006‐2(i)	5.70%	09/25/2036	1,865,233
166,423	Series 2007‐1(h)	5.90%	05/25/2037	81,084
	CSAIL Commercial Mortgage Trust
5,905,416	Series 2015‐C1(h)	1.09%	01/15/2025	309,093
419,000	Series 2015‐C4(h)	4.74%	11/15/2025	416,207
5,945,000	Series 2017‐C8(h)	1.26%	06/15/2050	507,154
	CSMC Mortgage‐Backed Trust
249,228	Series 2006‐1	6.00%	02/25/2036	183,237
60,558	Series 2006‐4	5.50%	05/25/2021	57,656
958,611	Series 2006‐5	6.25%	06/25/2036	486,870
131,031	Series 2006‐9	6.00%	11/25/2036	109,785
2,896,390	Series 2007‐1	6.00%	02/25/2037	2,711,398
16,493	Series 2007‐2	5.00%	03/25/2037	16,289
618,256	Series 2007‐3(h)	5.84%	04/25/2037	306,361
50,734	Series 2007‐4	6.00%	06/25/2037	47,512
38,148	Series 2007‐C4(h)	6.25%	09/15/2039	38,113
5,047,563	Series 2009‐16R(c)(h)	6.00%	07/26/2037	4,873,710
1,402,393	Series 2010‐7R(c)(h)	6.00%	04/26/2037	1,423,033
5,902,132	Series 2016‐PR1(c)(i)	5.07%	05/25/2019	5,919,981
	CWABS Asset‐Backed Certificates Trust
2,600,000	Series 2005‐14(h)	1.95%	04/25/2036	2,288,132
	Deutsche Alt‐A Securities, Inc. Mortgage Loan Trust
466,826	Series 2005‐6(h)	3.86%	12/25/2035	70,453
204,561	Series 2005‐6(h)	2.62%	12/25/2035	158,282
868,540	Series 2007‐1(h)	1.36%	08/25/2037	836,468
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
207,506	Series 2006‐PR1(c)(h)	10.50%	04/15/2036	220,289
	Earnest Student Loan Program
35,000	Series 2016‐D(c)	0.00%	05/25/2025	3,099,600
	Element Rail Leasing II LLC
1,783,459	Series 2016‐1A(c)	5.05%	03/19/2046	1,855,388
	First Horizon Alternative Mortgage Securities Trust
99,870	Series 2005‐FA6	5.50%	09/25/2035	88,283
1,291,327	Series 2005‐FA6	5.50%	09/25/2035	1,141,499
107,773	Series 2006‐FA7	6.25%	12/25/2036	92,945
207,805	Series 2007‐FA2	6.00%	04/25/2037	162,003
	First Horizon Mortgage Pass‐Through Trust
3,322,728	Series 2007‐AR3(h)	2.95%	11/25/2037	3,181,200
	Freddie Mac Multifamily Structured Pass Through Certificates
3,623,583	Series 2016‐K722(h)	1.44%	03/25/2023	221,537
	GE Commercial Mortgage Corp. Trust
489,000	Series 2007‐C1(h)	5.61%	12/10/2049	493,452

Principal Amount/Description		Rate	Maturity	Value
	GRACE Mortgage Trust
$400,000	Series 2014‐GRCE(c)	3.37%	06/10/2028	$415,800
	GS Mortgage Securities Trust
88,599	Series 2006‐GG6(c)(h)	0.00%	04/10/2038	1
330,475	Series 2011‐GC3(c)(h)	0.84%	03/10/2021	6,616
2,382,423	Series 2011‐GC5(c)(h)	1.52%	08/10/2044	107,521
881,000	Series 2014‐GC26(c)(h)	4.64%	11/10/2047	769,797
7,425,991	Series 2015‐GS1(h)	0.98%	11/10/2025	413,788
	GSAA Home Equity Trust
2,897,528	Series 2006‐13(h)	6.04%	07/25/2036	1,743,007
643,718	Series 2006‐18(i)	5.68%	11/25/2036	332,127
198,838	Series 2006‐6(h)	5.69%	03/25/2036	106,594
1,089,063	Series 2007‐2(i)	6.10%	03/25/2037	505,358
	GSR Mortgage Loan Trust
686,834	Series 2005‐AR4(h)	3.53%	07/25/2035	690,843
2,305,962	Series 2006‐2F	5.25%	02/25/2036	1,847,485
1,379,593	Series 2007‐2F	5.75%	02/25/2037	1,315,067
4,406,409	Series 2007‐2F	6.00%	03/25/2037	4,221,071
2,099,693	Series 2007‐AR2(h)	3.61%	05/25/2037	1,846,590
	Helios Issuer LLC Series
1,500,000	Series 2017‐1A(c)	4.94%	09/20/2023	1,500,916
	HSI Asset Loan Obligation Trust
111,460	Series 2007‐2	5.50%	09/25/2037	107,909
	IndyMac IMJA Mortgage Loan Trust
1,659,931	Series 2007‐A1	6.00%	08/25/2037	1,407,202
	IndyMac IMSC Mortgage Loan Trust
4,942,726	Series 2007‐F2	6.50%	07/25/2037	3,310,760
	IndyMac Index Mortgage Loan Trust
3,937,103	Series 2005‐AR31(h)	3.12%	01/25/2036	3,670,155
1,586,507	Series 2005‐AR35(h)	3.21%	02/25/2036	1,283,081
4,606,549	Series 2006‐AR25(h)	3.13%	09/25/2036	4,170,314
335,085	Series 2007‐FLX1(h)	1.40%	02/25/2037	335,372
	JP Morgan Alternative Loan Trust
412,282	Series 2005‐S1	6.00%	12/25/2035	401,825
64,890	Series 2006‐S1	5.00%	02/25/2021	64,734
500,841	Series 2006‐S3(i)	6.12%	08/25/2036	497,044
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014‐C21(h)	4.82%	08/15/2047	401,833
388,000	Series 2014‐C26(h)	4.57%	12/15/2024	391,080
627,390	Series 2015‐C27(c)(h)	3.98%	02/15/2025	500,463
5,921,406	Series 2015‐C28(h)	1.33%	03/15/2025	347,912
10,328,478	Series 2015‐C30(h)	0.84%	07/15/2025	359,792
3,957,032	Series 2015‐C31(h)	1.15%	08/15/2025	223,050
200,000	Series 2015‐C32(h)	4.82%	10/15/2025	193,566
489,000	Series 2015‐C33(h)	4.77%	11/15/2025	507,799
414,000	Series 2016‐C1(h)	4.90%	02/15/2026	432,991
	JP Morgan Chase Commercial Mortgage Securities Corp.
50,482	Series 2006‐LDP8(h)	0.53%	05/15/2045	1
454,336	Series 2006‐LDP8(h)	0.53%	05/15/2045	5
188,721	Series 2006‐LDP9	5.37%	05/15/2047	188,582
44,973	Series 2007‐CB19(h)	5.98%	05/12/2017	45,170
400,000	Series 2007‐CB20(h)	6.43%	02/12/2051	404,509
4,000,000	Series 2007‐CH1(i)	4.98%	11/25/2036	3,940,720
367,194	Series 2007‐LD11(h)	6.10%	06/15/2017	372,946
430,508	Series 2007‐LD12(h)	6.26%	08/15/2017	434,443
157,065	Series 2007‐LDPX(h)	5.46%	03/15/2017	156,953

Principal Amount/Description		Rate	Maturity	Value
$3,216,819	Series 2012‐C8(h)	1.97%	10/15/2045	$233,027
400,000	Series 2014‐DSTY(c)	3.43%	06/10/2027	406,299
262,000	Series 2015‐JP1(c)(h)	4.90%	12/15/2025	188,557
155,000	Series 2016‐JP2	3.46%	07/15/2026	153,185
119,000	Series 2016‐JP2(h)	3.95%	07/15/2026	116,522
	JP Morgan Mortgage Acquisition Corp.
386,728	Series 2006‐CH2(i)	5.46%	10/25/2036	299,187
	JP Morgan Mortgage Trust
9,360,980	Series 2005‐S3	6.50%	01/25/2036	8,285,327
241,410	Series 2007‐S3	6.00%	08/25/2037	212,640
1,342,521	Series 2007‐S3	6.00%	08/25/2037	1,184,446
3,907,209	Series 2015‐3(c)(h)	3.50%	01/25/2035	3,974,766
	JP Morgan Resecuritization Trust
2,005,370	Series 2011‐1(c)(h)	6.00%	06/26/2037	1,974,387
	Labrador Aviation Finance, Ltd.
12,174,479	Series 2016‐1A(c)	5.68%	01/15/2024	12,417,677
	LB‐UBS Commercial Mortgage Trust
308,582	Series 2006‐C7(c)(h)	0.91%	11/15/2038	895
231,436	Series 2006‐C7(c)(h)	0.91%	11/15/2038	671
400,000	Series 2007‐C7(h)	6.50%	09/15/2045	404,710
	Lehman Mortgage Trust
9,434,729	Series 2006‐1(h)	5.59%	02/25/2036	8,972,828
803,780	Series 2006‐6	5.50%	10/25/2036	718,168
3,990,275	Series 2006‐7(h)	1.47%	11/25/2036	401,568
3,990,275	Series 2006‐7(h)	6.53%	11/25/2036	997,945
1,756,422	Series 2006‐8(h)	1.64%	12/25/2036	864,332
1,756,422	Series 2006‐8(h)	5.36%	12/25/2036	448,187
1,046,736	Series 2007‐10	6.00%	01/25/2038	1,033,018
409,410	Series 2007‐10	6.50%	01/25/2038	312,814
	Lehman XS Trust
248,977	Series 2006‐5(i)	5.89%	04/25/2036	240,045
	Madison Park Funding XI, Ltd.
500,000	Series 2013‐11A(c)(h)	4.65%	10/23/2025	503,928
	Mastr Asset Backed Securities Trust
19,314,157	Series 2006‐NC3(h)	1.43%	10/25/2036	12,493,938
	Merrill Lynch Alternative Note Asset Trust
913,998	Series 2007‐F1	6.00%	03/25/2037	463,437
	Morgan Stanley Bank of America Merrill Lynch Trust
3,636,861	Series 2012‐C5(c)(h)	1.67%	08/15/2045	212,214
450,000	Series 2014‐C19	4.00%	12/15/2024	425,830
380,000	Series 2015‐C25(h)	4.68%	09/15/2025	392,831
600,000	Series 2015‐C26(c)	3.06%	10/15/2025	474,875
350,000	Series 2015‐C27(h)	4.69%	11/15/2025	338,501
502,000	Series 2015‐C27(c)(h)	3.24%	11/15/2025	369,738
404,000	Series 2016‐C32	3.72%	12/15/2026	424,224
	Morgan Stanley Capital I Trust
51,480	Series 2006‐HQ8(h)	5.63%	03/12/2044	51,424
170,106	Series 2007‐HQ11(h)	5.51%	02/12/2044	170,168
3,887,407	Series 2011‐C1(c)(h)	0.60%	09/15/2020	44,772
400,000	Series 2014‐MP(c)(h)	3.82%	08/11/2021	407,075
6,911,770	Series 2015‐UBS8(h)	1.12%	12/15/2025	427,319
426,000	Series 2015‐XLF2(c)(h)	4.03%	08/15/2016	427,248
1,439,919	Series 2016‐UB11 XA(h)	1.81%	08/15/2026	149,174
379,000	Series 2017‐PRME(c)(h)	4.56%	02/15/2019	381,698
	Morgan Stanley Mortgage Loan Trust
3,751,586	Series 2005‐3AR(h)	3.24%	07/25/2035	3,401,842
247,960	Series 2006‐11	6.00%	08/25/2036	203,986

Principal Amount/Description		Rate	Maturity	Value
$1,326,838	Series 2006-7(h)	5.12%	06/25/2036	$1,179,354
1,380,575	Series 2006-7	6.00%	06/25/2036	1,237,339
516,734	Series 2007-3XS(i)	5.70%	01/25/2047	312,456
	Morgan Stanley Re-REMIC Trust
448,305	Series 2011-R1(c)(h)	5.94%	02/26/2037	494,532
	Mosaic Solar Loans
253,624	Series 2017-1A(c)	4.45%	05/22/2028	257,641
	MSCG Trust
300,000	Series 2016-SNR(c)	5.21%	11/13/2021	302,795
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,626,227	Series 2005-AP3(h)	5.32%	08/25/2035	1,021,347
	Octagon Investment Partners XIV, Ltd.
500,000	Series 2017-1A(c)(h)	5.16%	07/15/2029	504,641
	OneMain Financial Issuance Trust
2,000,000	Series 2015-1A(c)	3.19%	03/18/2026	2,022,450
	PFP, Ltd.
176,000	Series 2017-3(c)(h)	2.22%	07/14/2019	176,429
146,000	Series 2017-3(c)(h)	2.47%	08/14/2019	146,625
84,000	Series 2017-3(c)(h)	2.92%	11/14/2019	84,431
88,000	Series 2017-3(c)(h)	3.67%	11/14/2019	88,671
	PHH Alternative Mortgage Trust
1,831,311	Series 2007-2	6.00%	05/25/2037	1,651,182
	PR Mortgage Loan Trust
13,606,457	Series 2014-1(c)(h)	5.92%	09/25/2047	13,573,353
	Prime Mortgage Trust
93,029	Series 2006-1	5.50%	06/25/2036	99,110
112,191	Series 2006-DR1(c)	5.50%	05/25/2035	104,387
	RAIT Trust
395,000	Series 2017-FL7(c)(h)	2.10%	06/15/2025	395,500
111,000	Series 2017-FL7(c)(h)	2.45%	06/15/2025	111,190
	RBSGC Structured Trust
309,485	Series 2008-B(c)	6.00%	06/25/2037	272,338
	Residential Accredit Loans, Inc.
185,501	Series 2004-QS15	5.25%	11/25/2034	188,302
2,433,245	Series 2005-QS17	6.00%	12/25/2035	2,338,321
5,700,857	Series 2006-QA5(h)	1.44%	07/25/2036	3,783,323
3,775,010	Series 2006-QS10	6.50%	08/25/2036	3,370,258
1,380,935	Series 2006-QS4	6.00%	04/25/2036	1,255,736
903,072	Series 2006-QS6	6.00%	06/25/2036	819,970
1,267,454	Series 2006-QS6	6.00%	06/25/2036	1,150,820
402,968	Series 2006-QS7(h)	4.38%	06/25/2036	63,495
134,323	Series 2006-QS7(h)	1.62%	06/25/2036	98,016
2,555,026	Series 2006-QS7	6.00%	06/25/2036	2,341,937
478,701	Series 2006-QS8(h)	4.33%	08/25/2036	72,318
159,567	Series 2006-QS8(h)	1.67%	08/25/2036	111,216
3,301,443	Series 2007-QS3	6.50%	02/25/2037	3,114,601
99,216	Series 2007-QS6	6.25%	04/25/2037	90,896
13,979	Series 2007-QS6(h)	44.87%	04/25/2037	27,172
4,773,222	Series 2007-QS9	6.50%	07/25/2037	4,329,560
384,426	Series 2008-QR1	6.00%	08/25/2036	282,681
	Residential Asset Mortgage Products Trust
13,132	Series 2004-RS4(h)	5.07%	04/25/2034	13,473
	Residential Asset Securitization Trust
619,289	Series 2006-A1	6.00%	04/25/2036	542,371
1,271,399	Series 2006-A2	6.00%	05/25/2036	968,959
1,050,388	Series 2006-A6	6.50%	07/25/2036	545,098
5,914,633	Series 2006-A7CB	6.25%	07/25/2036	5,762,998

Principal Amount/Description		Rate	Maturity	Value
$169,492	Series 2006-A8	6.50%	08/25/2036	$105,723
507,616	Series 2006-A8	6.00%	08/25/2036	454,648
358,864	Series 2006-A8(h)	4.68%	08/25/2036	92,908
1,876,890	Series 2007-A1	6.00%	03/25/2037	1,258,205
3,005,968	Series 2007-A2	6.00%	04/25/2037	2,761,102
105,967	Series 2007-A6	6.00%	06/25/2037	100,602
3,273,392	Series 2007-A7	6.00%	07/25/2037	2,509,923
11,646,747	Series 2007-A8	6.00%	08/25/2037	9,832,848
	Residential Funding Mortgage Securities I Trust
1,506,247	Series 2006-S3	5.50%	03/25/2036	1,390,127
330,214	Series 2006-S6	6.00%	07/25/2036	328,499
2,339,953	Series 2006-S6	6.00%	07/25/2036	2,327,806
596,090	Series 2007-S3	6.00%	03/25/2037	540,725
446,260	Series 2007-S6	6.00%	06/25/2037	416,871
	Sequoia Mortgage Trust
3,437,167	Series 2007-3(h)	3.31%	07/20/2037	3,326,807
	Sofi Consumer Loan Program LLC
218,095	Series 2017-2(c)	3.28%	02/25/2026	221,006
	Springleaf Funding Trust
2,500,000	Series 2015-AA(c)	3.16%	05/15/2019	2,523,357
	Structured Adjustable Rate Mortgage Loan Trust
1,372,183	Series 2005-15(h)	3.39%	07/25/2035	1,111,875
	Structured Asset Securities Corp.
287,637	Series 2005-RF1(c)(h)	1.57%	03/25/2035	255,502
288,857	Series 2005-RF1(c)(h)	4.07%	03/25/2035	38,070
	Suntrust Alternative Loan Trust
9,348,543	Series 2005-1F	6.50%	12/25/2035	8,901,664
	Sutherland Commercial Mortgage Loans LLC
217,100	Series 2015-SBC4(c)	4.00%	06/25/2039	216,273
	TAL Advantage LLC
985,676	Series 17-1A(c)	4.50%	04/21/2042	1,025,860
	TBW Mortgage-Backed Trust
1,573,348	Series 2006-2	7.00%	07/25/2036	737,297
	Tmcl 2017 Tmcl
982,183	Series 2017-1A(c)	3.72%	01/20/2026	991,370
	Wachovia Bank Commercial Mortgage Trust
191,796	Series 2006-C28(h)	5.63%	10/15/2016	195,162
170,407	Series 2006-C29(h)	0.49%	11/15/2048	2
419,052	Series 2007-C33(h)	6.17%	07/15/2017	418,661
	Wachovia Mortgage Loan Trust LLC Series Trust
1,254,090	Series 2005-B(h)	3.28%	10/20/2035	1,111,737
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,113,658	Series 2005-1	6.00%	03/25/2035	2,134,359
87,624	Series 2005-9	5.50%	11/25/2035	76,353
679,714	Series 2006-5	6.00%	07/25/2036	577,780
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,227,491	Series 2006-2	6.00%	03/25/2036	1,181,298
	Wells Fargo Alternative Loan Trust
898,840	Series 2007-PA2(h)	1.65%	06/25/2037	714,207
898,840	Series 2007-PA2(h)	4.85%	06/25/2037	162,714
348,551	Series 2007-PA3	5.75%	07/25/2037	322,478

Principal Amount/Description		Rate	Maturity	Value
$1,167,681	Series 2007-PA3	6.25%	07/25/2037	$1,117,654
6,830,712	Series 2007-PA5	6.25%	11/25/2037	6,635,402
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(c)	3.94%	06/15/2024	428,105
6,072,713	Series 2015-C31(h)	1.26%	07/15/2025	412,458
420,000	Series 2015-C31(h)	4.76%	11/15/2025	432,876
340,000	Series 2015-LC22(h)	4.69%	09/15/2058	340,912
380,000	Series 2015-NXS3(h)	4.64%	09/15/2025	366,487
420,000	Series 2015-NXS4(h)	4.75%	11/15/2025	430,960
	Wells Fargo Mortgage-Backed Securities Trust
2,122,184	Series 2005-12	5.50%	11/25/2035	2,178,056
619,809	Series 2006-11	6.00%	09/25/2036	596,027
85,483	Series 2006-2	5.75%	03/25/2036	85,831
228,384	Series 2006-2	5.50%	03/25/2036	231,472
841,597	Series 2007-13	6.00%	09/25/2037	849,604
892,072	Series 2007-14	6.00%	10/25/2037	882,723
731,102	Series 2007-2	6.00%	03/25/2037	726,051
	WF-RBS Commercial Mortgage Trust
2,826,040	Series 2012-C9(c)(h)	2.23%	11/15/2045	208,705
4,407,569	Series 2014-C21(h)	1.30%	08/15/2047	247,624
4,881,683	Series 2014-C22(h)	1.07%	09/15/2057	229,601

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $478,561,876)				496,610,570

U.S. GOVERNMENT BONDS AND NOTES - 9.56%
1,000,000	U.S. Treasury Bill(g)	0.00%	09/21/2017	997,867
13,040,000	U.S. Treasury Bond	1.63%	05/15/2026	12,364,059
10,230,000	U.S. Treasury Bond	2.75%	11/15/2042	10,124,907
6,380,000	U.S. Treasury Bond	2.88%	08/15/2045	6,427,104
7,420,000	U.S. Treasury Note	0.63%	09/30/2017	7,411,949
5,990,000	U.S. Treasury Note	0.88%	11/30/2017	5,983,992
7,500,000	U.S. Treasury Note	0.88%	01/31/2018	7,487,295
6,860,000	U.S. Treasury Note	1.00%	02/15/2018	6,849,147
7,500,000	U.S. Treasury Note	0.75%	02/28/2018	7,477,148
8,000,000	U.S. Treasury Note	0.88%	03/31/2018	7,977,504
7,500,000	U.S. Treasury Note	0.75%	04/30/2018	7,468,357
1,075,000	U.S. Treasury Note	1.00%	05/15/2018	1,072,480
9,040,000	U.S. Treasury Note	1.00%	05/31/2018	9,017,581
8,000,000	U.S. Treasury Note	1.38%	06/30/2018	8,007,968
7,500,000	U.S. Treasury Note	1.38%	07/31/2018	7,506,593
7,500,000	U.S. Treasury Note	1.50%	08/31/2018	7,515,382
8,000,000	U.S. Treasury Note	0.75%	09/30/2018	7,945,624
7,500,000	U.S. Treasury Note	0.75%	10/31/2018	7,443,308
7,500,000	U.S. Treasury Note	1.38%	11/30/2018	7,503,368
8,000,000	U.S. Treasury Note	1.25%	12/31/2018	7,988,280
8,000,000	U.S. Treasury Note	1.13%	01/31/2019	7,972,344
9,640,000	U.S. Treasury Note	1.50%	05/31/2020	9,626,629
9,210,000	U.S. Treasury Note	2.00%	11/30/2020	9,318,650
765,000	U.S. Treasury Note	1.75%	12/31/2020	767,226
10,160,000	U.S. Treasury Note	2.25%	03/31/2021	10,362,204
15,870,000	U.S. Treasury Note	1.75%	03/31/2022	15,791,269
655,000	U.S. Treasury Note	1.50%	02/28/2023	637,640

Principal Amount/Description		Rate	Maturity	Value
$11,250,000	U.S. Treasury Note	2.13%	02/29/2024	$11,262,083

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $210,192,370)				210,307,958

MUNICIPAL BONDS - 0.94%
33,700,000	Commonwealth of Puerto Rico, Series A Revenue Bonds(e)	8.00%	07/01/2035	20,557,000
200,000	North Texas State Municipal Water District Water System Revenue, Reference Revenue Bonds	5.00%	09/01/2035	234,420

TOTAL MUNICIPAL BONDS (Cost $26,245,243)				20,791,420

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 10.11%
	Fannie Mae-Aces
413,000	Series 2016-M3	2.70%	02/25/2026	410,773
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
311,000	Series 2015-K050(h)	3.33%	08/25/2025	325,993
412,000	Series 2016-K053	3.00%	12/25/2025	420,657
	Federal Home Loan Mortgage Corp. Pool
416,943	Series Pool #G01840	5.00%	07/01/2035	457,653
158,177	Series Pool #G04817	5.00%	09/01/2038	173,474
	Federal Home Loan Mortgage Corp. REMICS
1,888,346	Series 2003-2722(h)	8.60%	12/15/2033	2,163,423
377,869	Series 2005-R003	5.50%	10/15/2035	428,260
2,582,386	Series 2006-3244(h)	5.50%	11/15/2036	485,547
121,574	Series 2007-3261(h)	5.27%	01/15/2037	22,536
351,361	Series 2007-3262(h)	5.24%	01/15/2037	39,668
1,230,864	Series 2007-3301(h)	4.94%	04/15/2037	168,334
981,305	Series 2007-3303(h)	4.94%	04/15/2037	177,271
1,850,461	Series 2007-3303(h)	4.92%	04/15/2037	278,833
580,146	Series 2007-3382(h)	4.84%	11/15/2037	78,865
778,726	Series 2007-3384(h)	5.15%	08/15/2036	107,394
657,757	Series 2007-3384(h)	5.23%	11/15/2037	85,211
608,981	Series 2008-3417(h)	5.02%	02/15/2038	88,990
4,861,743	Series 2008-3419(h)	5.27%	02/15/2038	773,687
575,464	Series 2008-3423(h)	4.49%	03/15/2038	67,515
12,101,830	Series 2008-3423(h)	0.35%	03/15/2038	122,547
9,107,866	Series 2008-3435(h)	4.82%	04/15/2038	1,357,653
2,511,264	Series 2009-3510(h)	5.59%	02/15/2037	482,041
693,039	Series 2009-3523(h)	4.84%	04/15/2039	107,005
130,766	Series 2009-3524	3.85%	06/15/2038	125,966
47,722	Series 2009-3549(h)	4.64%	07/15/2039	5,574
1,676,987	Series 2009-3560(h)	5.24%	11/15/2036	240,943
612,037	Series 2010-3641	4.50%	03/15/2040	661,242
780,782	Series 2010-3726(h)	4.89%	09/15/2040	114,776
4,716,797	Series 2010-3728(h)	3.29%	09/15/2040	393,081
243,723	Series 2010-3779	4.00%	12/15/2030	257,458
750,000	Series 2010-3779	3.50%	12/15/2030	778,829
509,697	Series 2010-3779	4.50%	12/15/2040	535,681
82,093	Series 2011-3786(h)	7.18%	01/15/2041	86,597

Principal Amount/Description		Rate	Maturity	Value
$1,292,063	Series 2011-3795	4.00%	01/15/2041	$1,379,596
81,550	Series 2011-3798(h)	7.18%	11/15/2040	90,220
600,000	Series 2011-3808	3.50%	02/15/2031	621,842
39,198	Series 2011-3809(h)	7.40%	02/15/2041	40,709
1,451,816	Series 2011-3815(h)	4.69%	02/15/2041	200,963
500,000	Series 2011-3824	3.50%	03/15/2031	529,669
774,198	Series 2011-3824(h)	5.94%	08/15/2036	149,879
948,808	Series 2011-3863	5.50%	08/15/2034	1,036,279
646,115	Series 2011-3864(h)	7.10%	05/15/2041	670,529
1,009,342	Series 2011-3871	5.50%	06/15/2041	1,151,093
1,062,554	Series 2011-3872(h)	4.79%	06/15/2041	141,714
2,132,523	Series 2011-3888	4.00%	07/15/2041	2,271,608
3,436,412	Series 2011-3894	4.50%	07/15/2041	3,632,743
2,675,692	Series 2011-3910	5.00%	08/15/2041	3,095,240
2,100,215	Series 2011-3924(h)	4.84%	09/15/2041	306,977
4,551,958	Series 2011-3924(h)	4.84%	09/15/2041	755,461
1,427,267	Series 2011-3925	3.00%	09/15/2021	59,474
6,506,898	Series 2012-3(h)	4.73%	02/25/2042	1,004,198
3,662,990	Series 2012-4057	4.00%	06/15/2042	3,929,245
9,718,102	Series 2013-4196(h)	4.01%	03/15/2043	8,547,780
9,945,504	Series 2013-4218	2.50%	02/15/2043	8,725,138
7,867,595	Series 2013-4239(g)	0.00%	07/15/2043	5,727,912
5,239,402	Series 2014-4302(h)	4.99%	02/15/2044	900,630
4,377,945	Series 2014-4413	3.50%	11/15/2044	4,402,080
10,589,986	Series 2015-4427(h)	4.44%	07/15/2044	1,637,902
3,217,243	Series 2015-4434	3.00%	02/15/2045	3,029,538
3,180,012	Series 2015-4440	2.50%	02/15/2045	2,786,756
	Federal National Mortgage Association Pool
116,847	Series Pool #555743	5.00%	09/01/2033	128,248
142,894	Series Pool #735382	5.00%	04/01/2035	156,937
364,144	Series Pool #735383	5.00%	04/01/2035	399,991
256,748	Series Pool #735484	5.00%	05/01/2035	281,965
107,071	Series Pool #AH4437	4.00%	01/01/2041	111,597
3,779,310	Series Pool #AL9238	3.00%	10/01/2041	3,796,881
4,011,704	Series Pool #AS4645	3.00%	03/01/2045	4,013,892
4,610,509	Series Pool #AS7661	3.00%	08/01/2046	4,587,628
459,101	Series Pool #MA0264	4.50%	12/01/2029	493,599
6,964,786	Series Pool #MA2737	3.00%	09/01/2046	6,960,990
1,118,143	Series Pool #MA3894	4.00%	09/01/2031	1,188,465
	Federal National Mortgage Association REMICS
151,888	Series 2004-46(h)	4.78%	03/25/2034	17,745
38,979	Series 2005-104(h)	5.48%	12/25/2033	166
439,643	Series 2006-101(h)	5.36%	10/25/2036	72,700
1,300,177	Series 2006-123(h)	5.10%	01/25/2037	230,921
6,075,026	Series 2006-92(h)	5.36%	10/25/2036	1,167,797
176,132	Series 2007-102(h)	5.18%	11/25/2037	30,678
161,138	Series 2007-108(h)	5.14%	12/25/2037	16,315
44,405	Series 2007-30(h)	4.89%	04/25/2037	5,806
556,454	Series 2007-38(h)	4.86%	05/25/2037	72,285
39,350	Series 2007-51(h)	4.88%	06/25/2037	5,484
102,885	Series 2007-53(h)	4.88%	06/25/2037	15,609
906,609	Series 2007-57(h)	5.40%	10/25/2036	165,738
288,242	Series 2007-68(h)	5.43%	07/25/2037	32,540
1,048,218	Series 2008-3(h)	5.24%	02/25/2038	183,277
565,466	Series 2008-56(h)	4.84%	07/25/2038	77,618
219,981	Series 2008-81	5.50%	09/25/2038	237,926

Principal Amount/Description		Rate	Maturity	Value
$651,901	Series 2009-111	5.00%	01/25/2040	$685,558
529,856	Series 2009-111(h)	5.03%	01/25/2040	69,988
1,846,757	Series 2009-12(h)	5.38%	03/25/2036	383,610
69,493	Series 2009-28 (h)	4.78%	04/25/2037	9,123
598,012	Series 2009-41	4.50%	06/25/2039	631,076
289,086	Series 2009-42(h)	4.78%	06/25/2039	40,891
606,347	Series 2009-47(h)	4.88%	07/25/2039	73,688
371,574	Series 2009-62(h)	4.88%	08/25/2039	34,835
144,592	Series 2009-66(h)	4.58%	02/25/2038	18,707
135,642	Series 2009-68(h)	4.03%	09/25/2039	15,301
18,497	Series 2010-109(h)	43.44%	10/25/2040	73,700
1,008,323	Series 2010-11(h)	3.58%	02/25/2040	100,279
144,374	Series 2010-111(h)	4.78%	10/25/2040	15,986
180,510	Series 2010-112	4.00%	10/25/2040	185,520
488,441	Series 2010-115(h)	5.38%	11/25/2039	77,200
3,086,954	Series 2010-115(h)	4.78%	10/25/2040	563,032
7,305,042	Series 2010-123(h)	4.83%	11/25/2040	1,308,071
1,324,882	Series 2010-15(h)	3.73%	03/25/2040	154,859
199,677	Series 2010-34(h)	3.71%	04/25/2040	23,972
117,346	Series 2010-4(h)	5.01%	02/25/2040	18,029
165,521	Series 2010-58(h)	9.34%	06/25/2040	189,423
3,092,223	Series 2010-75	4.50%	07/25/2040	3,328,794
138,370	Series 2010-9(h)	4.08%	02/25/2040	14,752
764,756	Series 2010-9(h)	3.53%	02/25/2040	77,586
47,523	Series 2010-90(h)	4.78%	08/25/2040	5,835
500,000	Series 2011-16	3.50%	03/25/2031	527,766
2,931,927	Series 2011-2	4.00%	02/25/2041	3,096,350
1,000,000	Series 2011-25	3.00%	04/25/2026	1,028,779
500,000	Series 2011-29	3.50%	04/25/2031	516,721
468,215	Series 2011-48(h)	6.77%	06/25/2041	480,472
899,541	Series 2011-5(h)	5.18%	11/25/2040	120,260
16,112,735	Series 2011-51(h)	4.78%	06/25/2041	2,355,535
1,827,303	Series 2011-58(h)	5.33%	07/25/2041	347,232
6,176,559	Series 2012-106(h)	4.94%	10/25/2042	1,078,537
1,194,654	Series 2012-124(h)	5.66%	11/25/2042	1,181,178
9,795,601	Series 2012-128(h)	4.18%	11/25/2042	8,518,721
9,639,185	Series 2012-20	3.50%	03/25/2042	9,904,496
683,285	Series 2012-29(h)	4.78%	04/25/2042	79,299
1,425,018	Series 2012-32	5.00%	04/25/2042	292,015
5,846,246	Series 2012-65(h)	4.76%	06/25/2042	998,504
5,199,630	Series 2012-92	3.50%	08/25/2042	5,374,497
4,154,122	Series 2013-19(h)	3.94%	03/25/2043	3,682,175
9,646,208	Series 2013-51(h)	3.94%	04/25/2043	8,415,602
12,766,502	Series 2014-50(h)	4.98%	08/25/2044	1,925,979
7,011,785	Series 2014-73(h)	4.98%	11/25/2044	1,289,856
3,514,978	Series 2015-59	3.00%	06/25/2041	3,579,647
9,548,734	Series 2015-79	3.00%	11/25/2045	8,939,152
3,017,509	Series 2015-9	3.00%	01/25/2045	3,080,364
14,459,142	Series 2016-72	3.00%	10/25/2046	13,180,017
	Freddie Mac Gold Pool
5,719,565	Series Pool #GO8721	3.00%	09/01/2046	5,711,795
	Government National Mortgage Association
93,236	Series 2004-83 (h)	4.87%	10/20/2034	14,553
83,025	Series 2008-6(h)	5.25%	02/20/2038	15,642
78,068	Series 2008-67(h)	4.79%	08/20/2038	10,440
1,224,371	Series 2008-69(h)	6.42%	08/20/2038	249,464
97,010	Series 2009-10(h)	5.48%	02/16/2039	18,077

Principal Amount/Description		Rate	Maturity	Value
$1,625,004	Series 2009-35	4.50%	05/20/2039	$1,758,175
6,025,255	Series 2009-58(h)	5.04%	06/20/2039	868,306
88,512	Series 2009-6(h)	4.74%	02/20/2038	14,816
3,155,533	Series 2009-75	5.00%	09/20/2039	3,425,788
7,610,620	Series 2010-121(h)	4.79%	09/20/2040	1,165,428
4,839,866	Series 2010-26(h)	5.04%	02/20/2040	830,608
11,106,660	Series 2010-35(h)	4.47%	03/20/2040	1,597,870
130,975	Series 2010-61(h)	5.34%	09/20/2039	18,370
345,294	Series 2010-98(h)	5.80%	03/20/2039	40,697
2,361,494	Series 2011-45	4.50%	03/20/2041	2,497,046
1,140,628	Series 2011-69(g)	0.00%	05/20/2041	996,648
2,628,426	Series 2011-71	4.50%	02/20/2041	2,803,807
2,066,476	Series 2011-71(h)	4.19%	05/20/2041	283,130
636,054	Series 2011-72(h)	4.94%	05/20/2041	113,635
3,305,861	Series 2011-89(h)	4.24%	06/20/2041	425,304
883,280	Series 2012-105(h)	4.99%	01/20/2041	68,317
8,896,254	Series 2013-102(h)	4.94%	03/20/2043	1,357,232
9,918,841	Series 2013-113(h)	5.04%	03/20/2043	1,377,205
12,057,344	Series 2013-122(h)	4.93%	08/16/2043	2,129,639
6,941,183	Series 2013-148(h)	4.51%	10/16/2043	1,017,266
13,286,986	Series 2013-186(h)	5.08%	02/16/2043	1,853,780
8,404,206	Series 2014-156(h)	5.04%	10/20/2044	1,416,612
16,044,389	Series 2014-3(h)	4.89%	01/20/2044	2,632,472
17,022,268	Series 2014-4(h)	4.93%	01/16/2044	2,819,260
11,972,936	Series 2014-5(h)	4.94%	07/20/2043	1,645,463
9,409,102	Series 2014-95(h)	5.08%	06/16/2044	1,761,924

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $275,973,863)				222,333,188

Shares/Description		Value
WARRANTS - 0.00%(k)
672	Energy XXI Gulf Coast, Inc. (Strike Price $43.66, Expires 12/30/2021)	672

TOTAL WARRANTS (Cost $0)		672

Shares/Description		Value
SHORT-TERM INVESTMENTS - 25.94%
Money Market Fund
570,320,906	State Street Institutional Trust (7 Day Yield 0.83%)(l)	570,320,906

TOTAL SHORT-TERM INVESTMENTS (Cost $570,320,906)		570,320,906

TOTAL INVESTMENTS - 104.46% (Cost $2,339,561,104)		2,296,982,866
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.02%		400,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.48)%		(98,560,414)
NET ASSETS - 100.00%		$2,198,822,452

(a)	Non-income producing security.

(b)	Affiliated company. See Note 6 to Notes to Quarterly Schedule of Investments.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $212,321,974, which represents approximately 9.66% of net assets as of June 30, 2017.

(d)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2017, the aggregate fair value of those securities was $12,715,901, representing 0.58% of net assets.

(e)	Security is currently in default.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017.
(i)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2017.
(j)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(k)	Less than 0.005%.
(l)
The performance of the Fund may be directly affected by the performance of the security. The annual report, along with the report of the independent registered public accounting firm, is included in the security’s Form N-CSR available at www.sec.gov.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
 June 30, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 22.79%
74,829	Ares Dynamic Credit Allocation Fund, Inc.	$1,223,454
150,881	BlackRock Corporate High Yield Fund, Inc.	1,653,656
143,171	BlackRock Debt Strategies Fund, Inc.	1,652,193
23,344	BlackRock Multi-Sector Income Trust	423,227
11,817	Blackstone/GSO Long-Short Credit Income Fund	190,726
75,454	Brookfield Real Assets Income Fund, Inc.	1,749,024
133,422	Eaton Vance Limited Duration Income Fund	1,881,250
18,412	Invesco High Income Trust II	274,707
42,438	Legg Mason BW Global Income Opportunities Fund, Inc.	561,455
17,220	NexPoint Credit Strategies Fund	375,052
238,440	Nuveen Credit Strategies Income Fund	2,052,968
203,894	Pacholder High Yield Fund, Inc.	1,622,996
27,384	Prudential Global Short Duration High Yield Fund, Inc.	406,926
139,064	Western Asset Emerging Markets Income Fund, Inc.	2,165,227
83,003	Western Asset Global High Income Fund, Inc.	835,010
319,715	Western Asset High Income Opportunity Fund, Inc.	1,620,955

TOTAL CLOSED-END FUNDS (Cost $18,390,102)		18,688,826

COMMON STOCKS - 0.04%
3,002	Ultra Petroleum Corp.(a)	32,572

TOTAL COMMON STOCKS (Cost $51,695)		32,572

PREFERRED STOCKS - 0.09%
75	Sequa Corp.(a)	75,000

TOTAL PREFERRED STOCKS (Cost $75,058)		75,000

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 39.36%
Austria - 0.06%
$49,625	Constantia Flex First Lien, Term B3 Loan	4.30%	04/30/2022	49,904
Canada - 0.73%
75,000	Air Canada, Refinancing Term Loan	3.46%	10/06/2023	75,422
79,400	GFL Environmental, Inc., Initial Term Loan	4.05%	09/29/2023	79,830
294,931	Hudson's Bay Company, Initial Term Loan	4.55%	09/30/2022	279,742
99,792	New Red Finance, Inc. (aka Burger King/Tim Hortons), Term B-3 Loan	3.48%	02/16/2024	99,636
59,551	Telesat Canada, Term B-4 Loan	4.30%	11/17/2023	59,976
				594,606

Principal Amount/Description		Rate	Maturity	Value
France - 3.40%
$300,000	Cerba Healthcare (Newco SAB Bidco SASU), First Lien Term Loan	3.00%	04/22/2024	$343,430
235,000	Ceva Sante Animale SA (Financiere Top Mendel), First Lien Term B Loan	3.00%	06/30/2021	271,275
130,000	Financiere Labeyrie Fine Foods, Facility B1 Loan(b)	E+4.25%	05/23/2023	149,361
410,000	Financiere Verdi II S.A.S., Term Loan(b)	L+4.75%	07/21/2023	541,737
144,380	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.17%	10/01/2020	167,790
245,000	Oberthur Technologies Holdings S.A.S., Facility B1 Term Loan(b)	E+3.75%	01/10/2024	281,788
216,929	SAM Bidco., Facility B3B Assignment	3.50%	12/17/2021	251,296
240,927	SAM Bidco., Facility B6 Assignment	4.55%	12/17/2021	243,337
200,000	SFR Group S.A. (Ypso France SAS), Term B11 Loan	3.94%	07/31/2025	198,813
295,000	Verallia Packaging S.A.S. (fka Horizon Holdings III), Facility B Loan	3.00%	10/28/2022	338,857
				2,787,684
Germany - 0.71%
161,538	Coherent Holding GmbH, Euro Term Loan	3.00%	11/07/2023	187,730
108,504	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	2.75%	07/25/2021	125,610
230,000	Tele Columbus AG, Facility A Loan	3.25%	10/15/2024	265,609
				578,949
Great Britain - 2.23%
100,000	Belmond Interfin, Ltd. (fka Orient-Express Hotels Interfin, Ltd.), Euro Term Loan(b)	E+3.00%	07/03/2024	115,500
401,815	Ineos Finance PLC, New 2022 Euro Term Loan	3.25%	03/31/2022	463,179
215,000	Intervias Finco, Ltd. (fka Optima Sub-Finco, Inc.), Facility D1 Great Britain Term Loan	5.33%	01/30/2023	283,681
200,000	LSF9 Robin Investments, Ltd., Facility B1 Term Loan(b)	L+4.00%	12/14/2023	265,008
155,000	Onex Eagle Acquisition Company Ltd., Facility B Tranche 2 Term Loan	4.25%	03/12/2022	174,821
147,750	TI Group Automotive Systems LLC, Initial Euro Term Loan	3.75%	06/30/2022	170,483
96,599	TI Group Automotive Systems LLC, Initial US Term Loan	3.98%	06/30/2022	96,659
200,186	UMV Gloabal Foods Co., Ltd., Facility B1 Term Loan	4.50%	11/19/2021	260,931
				1,830,262
Ireland - 0.14%
100,000	Valeo Foods Group Ltd., Facility B Term Loan	4.00%	05/06/2022	115,405
Italy - 0.38%
271,304	Inter Media and Communications S.r.l., Term Loan B	5.50%	05/27/2019	311,420
Luxembourg - 3.64%
283,489	Auris Luxembourg III S.A.R.L. (aka Siemens Audiology), Facility B7 Term Loan	4.30%	01/17/2022	284,553
400,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.50%	02/01/2024	400,750
30,000	Delta 2 (Lux) S.A.R.L., Facility Second Lien Loan	8.00%	07/29/2022	30,265
27,506	Diaverum Holdings S.A.R.L., Facility C1 France Term Loan	4.00%	04/01/2022	31,567

Principal Amount/Description		Rate	Maturity	Value
$192,494	Diaverum Holdings S.A.R.L., Facility C1 Luxembourg Term Loan	4.00%	04/01/2022	$220,911
158,244	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	5.98%	04/28/2021	149,965
500,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	4.00%	06/30/2019	496,485
300,000	Invent Farma, First Lien Term B Loan	3.75%	07/21/2023	341,360
333,200	SIG Combibloc Holdings SCA (fka Onex Wizard Acquisition Company II SCA), Initial Euro Term Loan	3.75%	03/11/2022	386,229
106,975	Signode Industrial Group Lux S.A. (Signode Industrial Group US, Inc.), Initial Euro Term Loan	3.75%	05/01/2021	123,506
450,000	Telenet International Finance S.a r.l, AH Facility Term Loan	3.00%	03/31/2026	518,758
				2,984,349
Netherlands - 2.45%
283,418	Action Holding BV (fka Peer Holdings BV), Term B Loan	3.50%	02/25/2022	328,719
360,000	Fugue Finance BV, Initial Term Loan(b)	E+3.25%	06/26/2024	416,026
43,748	Jacobs Douwe Egberts International BV (f/k/a Charger OpCo BV), Term B-5 EUR Loan	2.75%	07/01/2022	50,692
75,000	Jacobs Douwe Egberts International BV (f/k/a Charger OpCo BV), Term B-5 USD Loan	3.44%	07/04/2022	75,492
200,000	Keter Group B.V., Facility B1 Term Loan(b)	E+4.25%	10/31/2023	230,905
418,199	MacDermid Agricultural Solutions Holdings BV, Euro Tranche C-5 Term Loan	3.50%	06/07/2023	482,291
370,000	Mediq B.V. (fka Media N.V.), Facility B3 Loan	4.50%	02/28/2022	426,296
				2,010,421
Spain - 0.25%
180,000	Ufinet Telecom Holdings S.L.U. (fka Livister Investments S.L.U.), Facility B Term Loan Retired(b)	E+3.50%	06/30/2023	207,471
Sweden - 0.93%
370,000	Unilabs Diagnostics AB, Term B Loan(b)	E+3.00%	04/19/2024	422,163
300,000	Verisure Holding AB, Facility B1E Loan	3.00%	10/21/2022	344,475
				766,638
United Kingdom - 0.57%
250,000	LGC Science Holdings, Ltd. (fka Figaro Bidco, Ltd.), Facility Term B-3 Loan	4.98%	03/08/2023	251,876
160,000	Richmond UK Holdco, Ltd., Facility B Term Loan(b)	L+4.25%	03/03/2024	211,831
				463,707
United States - 23.87%
276,398	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan	3.80%	02/16/2023	278,678
267,041	Access CIG LLC, First Lien Term B Loan	6.22%	10/18/2021	268,627
99,492	ADMI Corp. (aka Aspen Dental), Initial Term Loan(b)	L+3.75%	04/29/2022	100,705
100,000	Air Medical Group Holdings, Inc., New Term Loan(b)	L+4.00%	04/28/2022	99,762
39,900	Al Aqua Merger Sub, Inc. (aka Culligan International Company), First Lien B Term Loan(b)	L+4.00%	12/13/2023	40,299
79,600	A-L Parent LLC (aka Learfield Communications), First Lien Term Loan	4.48%	12/01/2023	80,098
99,750	AlixPartners LLP, Refinancing Term Loan	4.30%	04/04/2024	100,311

Principal Amount/Description		Rate	Maturity	Value
$99,499	Allnex (Luxembourg) & Cy S.C.A. (fka Al Chem & Cy S.C.A.), Tranche B‐2 Term Loan(b)	L+3.25%	09/13/2023	$99,810
100,000	Altice US Finance I Corp., Refinancing Term Loan	3.47%	07/28/2025	99,292
39,900	AMC Entertainment Holdings, Inc. (fka AMC Enteratinment, Inc.), Incremental Term Loan	3.47%	12/15/2023	40,035
104,738	American Builders & Contractors Supply Co., Inc., Term B‐1 Loan	3.73%	10/31/2023	105,124
248,668	American Renal Holdings, Inc., Term B Loan(b)	L+3.25%	06/22/2024	248,746
149,809	American Rock Salt Co. LLC, First Lien Term Loan	4.98%	05/20/2021	150,184
99,750	Aramark Intermediate HoldCo. Corp., US Term B Loan(b)	L+2.00%	03/28/2024	100,530
100,000	Ascend Learning, LLC, Term B Loan(b)	L+3.50%	07/29/2024	100,188
242,905	Assured Partners, Inc., Refinancing Term Loan	4.73%	10/21/2022	243,311
183,230	Asurion LLC (fka Asurion Corp.), Replacement B‐4 Term Loan	4.48%	08/04/2022	184,318
365,000	Bass Pro Group LLC, Initial Term Loan(b)	L+5.00%	12/15/2023	355,488
205,000	BCPE Eagle Buyer LLC, Initial First LienTerm Loan	5.48%	03/16/2024	206,025
312,865	Berry Global Group, Inc. (fka Berry Plastics Corp.), Term I Loan	3.73%	10/01/2022	313,539
99,354	Boyd Gaming Corp., Refinancing Term B Loan	3.69%	09/15/2023	99,727
24,938	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan	3.48%	11/07/2023	25,112
150,000	Caesars Enteratinment Operating Co., Inc. (fka Harrah's Operating Co., Inc.), Term Loan(b)	L+2.50%	04/04/2024	149,719
348,300	Caesars Entertainment Resort Properties LLC, Term B Loan	4.73%	10/11/2020	350,658
265,455	Calpine Corp., Term Loan	2.98%	11/30/2017	265,842
79,600	Camelot U.S. Acquisition 1 Co. (aka Thomson Reuters Intellectual Property & Science), New Term Loan	4.73%	10/03/2023	80,176
100,000	Caraustar Industries, Inc., Refinancing Term Loan	6.80%	03/14/2022	100,188
194,503	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Euro Term Loan	3.50%	05/20/2021	225,663
221,608	Cengage Learning, Inc., Refinancing Term Loan	5.34%	06/07/2023	209,974
300,000	Centurylink, Inc., Initial Term B Loan	1.38%	01/31/2025	297,021
99,497	CHG Healthcare Services, Inc. (fak CHG Buyer Corp.), First Lien Term Loan	4.42%	06/07/2023	100,576
77,000	CityCenter Holdings LLC, Term B Loan	3.72%	04/18/2024	77,208
51,752	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Tranche B Term Loan	3.93%	05/18/2024	51,972
100,000	Clean Harbors, Inc., Initial Term Loan(b)	L+2.00%	06/30/2024	100,375
100,000	Colorado Buyer, Inc. (aka Cyxtera Technologies), Term B Loan	4.17%	05/01/2024	100,250
299,486	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.23%	10/24/2022	300,422
99,379	DH Publishing L.P., Term B‐5 Loan	3.58%	08/21/2023	99,582
36,457	Donnelley Financial First Lien, Term B Loan	5.08%	09/29/2023	36,859
302,444	Eastern Power LLC, Term B Loan	5.23%	10/02/2023	301,537
100,000	Element Materials Technology Group US Holdings, Inc., Term B2 Loan(b)	L+3.50%	06/28/2024	101,128
153,230	Emmis Operating Co., Term Loan	8.15%	04/18/2019	151,697

Principal Amount/Description		Rate	Maturity	Value
$437,625	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.80%	06/06/2021	$419,391
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	9.05%	06/06/2022	139,500
513,713	Envision Healthcare Corp. (fka Emergency Medical Corporation), Initial Term Loan(b)	L+3.00%	12/01/2023	516,923
185,000	Equinix, Inc., Term B2 Loan(b)	E+3.25%	01/05/2024	213,725
149,250	ESH Hospitality, Inc., Repriced Term Loan(b)	L+2.50%	08/30/2023	150,052
99,750	Examworks Group Inc. (fka Gold Merger Co., Inc.), Term B‐1 Loan(b)	L+3.25%	07/27/2023	100,312
60,532	Fitness International LLC, Term B Loan	5.48%	07/01/2020	61,421
99,375	Freedom Mortgage Corp., Initial Term Loan	6.86%	02/23/2022	100,866
164,394	GCI Holdings, Term B Loan	4.23%	02/02/2022	165,524
54,725	Genoa, a QoL Healthcare Company LLC, First Lien Term Loan	4.98%	10/30/2023	55,040
99,893	Go Daddy Operating Co. (GD Finance Co., Inc.), Initial Term Loan(b)	L+2.50%	02/15/2024	100,236
159,869	GOBP Holdings, Inc., First Lien Incremental Term Loan	4.80%	10/21/2021	158,021
165,563	Greeneden U.S. Holdings I, LLC, Tranche B‐1 Term Loan	5.30%	12/01/2023	166,349
218,628	HD Supply, Inc., Term B‐1 Loan	4.05%	08/13/2021	219,345
222,525	Hi‐Crush Partners LP, Advance Term Loan	5.05%	04/28/2021	215,757
141,386	HUB International, Ltd., Initial Term Loan	4.42%	10/02/2020	141,948
150,000	INC Research Holdings, Inc., Term B Loan(b)	L+2.25%	06/28/2024	150,422
149,250	Ineos US Finance LLC, New 2024 US Term Loan(b)	L+2.75%	04/01/2024	149,791
150,000	Intrawest Resort Holdings, Inc., Term B1 Loan(b)	L+3.25%	06/28/2024	150,375
672,975	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I), Term Loan	4.05%	08/18/2022	674,058
250,000	JBS USA Lux S.A. (fka JBS USA LLC), Initial Term Loan(b)	L+2.50%	10/30/2022	244,500
377,336	Kleopatra Holdings 2, Initial US Dollar Term Loan	4.25%	04/28/2020	378,398
88,892	Landry's Inc. (fka Landry's Restaurants, Inc.), Term B Loan	3.97%	10/04/2023	88,744
99,749	Leslie's Poolmart, Inc., Tranche B‐1 Term Loan	4.87%	08/16/2023	100,217
150,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan	3.47%	02/22/2024	150,516
273,863	Lifetime Fitness, Inc., Refinancing Term Loan	4.23%	06/10/2022	274,576
184,500	Mallinckrodt International Finance S.A., 2017 Term B Loan	4.05%	09/24/2024	184,269
163,311	Michaels Stores, Inc., New Replacement Term B‐1 Loan	3.98%	01/30/2023	163,117
64,675	Monitronics International, Inc., Term B‐2 Loan	6.80%	09/30/2022	65,369
145,000	Navistar, Inc., Tranche B Term Loan	5.09%	08/07/2020	146,858
536,963	Neiman Marcus Group, Inc., Other Term Loan	4.34%	10/25/2020	405,407
220,000	NEP Europe Finco BV, Euro Term Loan	3.75%	12/23/2023	253,158
100,000	NeuStar, Inc., Term B2 Loan(b)	L+3.75%	03/01/2024	100,907
206,400	Nexstar Broadcasting, Inc., Term B Loan	4.24%	01/17/2024	207,101
93,100	NM Z Parent, Inc. (aka Zep, Inc.), 2016 Term Loan	5.23%	06/27/2022	93,449
59,679	NVA Holdings, Inc., First Lien Term B‐2 Loan	4.80%	08/14/2021	60,089
99,750	Onvoy LLC, First Lien Initial Term Loan(b)	L+4.50%	02/10/2024	100,249
50,000	OSG Bulk Ships, Inc. Initial Term Loan	5.43%	08/05/2019	47,625
200,000	Post Holdings, Inc., Series A Incremental Term Loan(b)	L+2.25%	05/24/2024	200,464
64,838	ProAmpac PG Borrower LLC, First Lien Initial Term Loan	5.21%	11/20/2023	65,719

Principal Amount/Description		Rate	Maturity	Value
$179,100	Quikrete Holdings, Inc., First Lien Initial Term Loan	3.98%	11/15/2023	$178,904
403,988	RP Crown Parent LLC, Initial Term Loan	4.73%	10/12/2023	407,199
100,000	RPI Finance Trust, Initial Term B‐6 Loan	3.30%	03/27/2023	100,485
127,654	Scientific Games International, Inc., Initial Term B‐3 Loan	5.08%	10/01/2021	129,064
150,000	Securus Technologies Holdings, Inc., Term Loan(b)	L+4.50%	06/20/2024	150,063
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.95%	02/28/2022	251,407
174,125	Servicemaster Company, LLC, Tranche C Term Loan	3.73%	11/08/2023	175,213
115,700	SIG Combibloc Holdings SCA (fka Onex Wizard Acquisition Company II SCA), Initial Euro Term Loan	4.23%	03/11/2022	116,662
198,500	Solenis International LP, Tranche C Term Loan	5.00%	07/31/2021	230,189
272,250	Solera LLC, Euro Term Loan	3.75%	03/03/2023	316,975
199,500	Sprint Communications, Inc., Inital Term Loan(b)	L+2.50%	02/02/2024	199,770
113,275	Sterigenics‐Nordion Holdings LLC, Incremental Term Loan	4.23%	05/15/2022	113,063
150,000	Switch, Ltd., Initial Term Loan(b)	L+2.75%	06/27/2024	150,891
99,750	Team Health Holdings, Inc., Initial Term Loan(b)	L+2.75%	02/06/2024	99,080
99,251	The Nature's Bounty Co., (aka NBTY), Sterling Term B‐1 Loan	5.25%	05/05/2023	130,609
213,538	Toys "R" US Property Co. I LLC, Initial Term Loan	6.23%	08/21/2019	203,128
435,383	Trans Union LLC, Term B‐2 Loan	3.73%	04/09/2023	438,764
451,242	TransDigm, Inc., Tranche E Term Loan	4.23%	05/14/2022	451,159
194,513	United Airlines, Inc., Term B Loan	3.42%	04/01/2024	195,558
99,464	Univision Communications, 2017 Replacement Term Loan	3.98%	03/15/2024	97,681
150,000	UPC Financing Partnership, Facility AP Term Loan(b)	L+2.75%	04/15/2025	150,437
172,375	US Renal Care, Inc., First Lien Initial Term Loan	5.55%	12/30/2022	167,149
150,350	Utex Industries, Inc., First Lien Initial Term Loan	5.23%	05/21/2021	134,955
130,000	Veritas US, Inc. Euro Term B Loan(b)	E+4.50%	01/27/2023	131,037
108,605	Versum Materials, Inc., Term Loan	4.80%	11/15/2022	104,713
133,988	Versum Materials, Inc., Term Loan	3.80%	09/29/2023	135,370
37,000	Vestcom Parent Holdings, Inc., L/C Collateralized Loan(b)	L+4.00%	12/19/2023	37,093
100,000	Wand Intermediate I LP (Collision Acquisition Holding Co. LP), First Lien Term Loan(b)	L+3.00%	09/17/2021	100,500
167,180	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan	4.23%	03/03/2023	169,060
99,740	William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), First Lien Term Loan(b)	L+3.25%	05/06/2021	100,270
258,700	Windstream Services LLC (fka Windstream Corp.), Tranche B‐6 Term Loan	5.21%	03/29/2021	258,591

Principal Amount/Description		Rate	Maturity	Value
$135,663	York Risk Services Holding Corp., Term Loan	4.98%	10/01/2021	$133,017
				19,578,600

TOTAL BANK LOANS (Cost $32,061,300)				32,279,416

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT‐ 32.89%
Australia ‐ 0.22%
$55,000	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC(c)	6.50%	05/15/2021	58,162
60,000	FMG Resources August 2006 Pty, Ltd.(c)	4.75%	05/15/2022	60,375
60,000	FMG Resources August 2006 Pty, Ltd.(c)	5.13%	05/15/2024	60,150
				178,687
Canada ‐ 1.58%
65,000	Baytex Energy Corp.(c)	5.13%	06/01/2021	58,012
170,000	Cascades, Inc.(c)	5.50%	07/15/2022	174,250
15,000	Cascades, Inc.(c)	5.75%	07/15/2023	15,412
85,000	Eldorado Gold Corp.(c)	6.13%	12/15/2020	87,444
100,000	First Quantum Minerals, Ltd.(c)	7.25%	05/15/2022	102,500
35,000	First Quantum Minerals, Ltd.(c)	7.25%	04/01/2023	34,475
20,000	Hudbay Minerals, Inc.(c)	7.25%	01/15/2023	20,725
30,000	Hudbay Minerals, Inc.(c)	7.63%	01/15/2025	31,575
135,000	Open Text Corp.(c)	5.63%	01/15/2023	141,413
25,000	Open Text Corp.(c)	5.88%	06/01/2026	26,953
35,875	Precision Drilling Corp.	6.63%	11/15/2020	35,336
60,000	Precision Drilling Corp.(c)	7.75%	12/15/2023	59,400
55,000	Teck Resources, Ltd.(c)	8.50%	06/01/2024	63,663
390,000	Valeant Pharmaceuticals International, Inc.(c)	5.38%	03/15/2020	377,325
10,000	Valeant Pharmaceuticals International, Inc.(c)	5.63%	12/01/2021	9,075
25,000	Valeant Pharmaceuticals International, Inc.(c)	6.50%	03/15/2022	26,281
40,000	Valeant Pharmaceuticals International, Inc.(c)	5.88%	05/15/2023	34,500
				1,298,339
Cayman Islands ‐ 0.18%
125,000	UPCB Finance IV, Ltd.(d)	4.00%	01/15/2027	149,051

France ‐ 0.73%
110,000	Crown European Holdings SA(c)	2.63%	09/30/2024	127,207
290,000	Numericable‐SFR SAS(d)	5.63%	05/15/2024	357,768
100,000	SPCM SA(d)	2.88%	06/15/2023	116,644
				601,619
Germany ‐ 0.70%
65,000	IHO Verwaltungs GmbH(c)(e)	4.50%	09/15/2023	66,137
120,000	IHO Verwaltungs GmbH(c)(e)	3.25%	09/15/2023	140,919
100,000	Unitymedia GmbH(d)	3.75%	01/15/2027	116,871
205,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(d)	4.00%	01/15/2025	247,756
				571,683
Great Britain ‐ 1.91%
150,000	Anglo American Capital PLC	3.25%	04/03/2023	187,038
150,000	Arqiva Broadcast Finance PLC(d)	9.50%	03/31/2020	208,696
100,000	IDH Finance PLC(c)	6.25%	08/15/2022	127,266
100,000	IDH Finance PLC(c)(f)	6.32%	08/15/2022	125,361
200,000	Inmarsat Finance PLC(c)	6.50%	10/01/2024	214,000
80,000	Inovyn Finance PLC(c)	6.25%	05/15/2021	95,861

Principal Amount/Description		Rate	Maturity	Value
$130,000	Synlab Bondco PLC(c)	6.25%	07/01/2022	$160,998
150,000	TA MFG., Ltd.(c)	3.63%	04/15/2023	177,201
100,000	Vougeot Bidco PLC(c)	7.88%	07/15/2020	133,889
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	133,890
				1,564,200
Ireland ‐ 0.94%
150,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(c)	4.63%	05/15/2023	154,251
135,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(c)	6.75%	05/15/2024	172,708
170,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(c)	4.75%	07/15/2027	221,771
55,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc.(c)	6.00%	07/15/2023	46,503
40,000	Park Aerospace Holdings, Ltd.(c)	5.50%	02/15/2024	41,880
100,000	Virgin Media Receivables Financing Notes I DAC(d)	5.50%	09/15/2024	136,595
				773,708
Italy ‐ 0.17%
110,000	LKQ Italia Bondco SpA(c)	3.88%	04/01/2024	136,190

Jersey ‐ 0.56%
150,000	AA Bond Co., Ltd.(c)	5.50%	07/31/2022	203,522
100,000	CPUK Finance, Ltd.(c)	4.88%	08/28/2025	133,040
100,000	Lincoln Finance, Ltd.(c)	6.88%	04/15/2021	122,679
				459,241
Luxembourg ‐ 2.76%
100,000	Altice Financing SA(c)	5.25%	02/15/2023	121,290
100,000	Altice Luxembourg SA(d)	7.25%	05/15/2022	121,242
105,000	Altice Luxembourg SA(d)	6.25%	02/15/2025	131,160
190,000	ArcelorMittal	6.13%	06/01/2025	213,750
116,000	Capsugel SA(c)(e)	7.00%	05/15/2019	116,000
150,000	Dana Financing Luxembourg Sarl(c)	5.75%	04/15/2025	155,625
200,000	FAGE International SA/ FAGE USA Dairy Industry, Inc.(c)	5.63%	08/15/2026	206,460
125,000	Hanesbrands Finance Luxembourg SCA(c)	3.50%	06/15/2024	150,075
130,000	Intelsat Jackson Holdings SA(c)	8.00%	02/15/2024	140,400
140,000	Matterhorn Telecom SA(c)	3.88%	05/01/2022	164,563
100,000	SIG Combibloc Holdings SCA(c)	7.75%	02/15/2023	121,794
100,000	Telenet Finance VI Luxembourg SCA(d)	4.88%	07/15/2027	125,240
480,000	Wind Acquisition Finance SA(c)	7.38%	04/23/2021	499,500
				2,267,099
Netherlands ‐ 0.92%
130,000	Alcoa Nederland Holding BV(c)	6.75%	09/30/2024	141,700
25,000	Alcoa Nederland Holding BV(c)	7.00%	09/30/2026	27,562
105,000	Alpha 3 BV / Alpha US Bidco, Inc.(c)	6.25%	02/01/2025	108,544
220,000	Darling Global Finance BV(c)	4.75%	05/30/2022	264,804
175,000	Ziggo Bond Finance BV(d)	4.63%	01/15/2025	212,329
				754,939
Spain ‐ 0.19%
135,000	Grifols SA(c)	3.20%	05/01/2025	154,798

United States ‐ 22.03%
110,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	114,125
115,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	119,528
15,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	16,050

Principal Amount/Description		Rate	Maturity	Value
$75,000	ACCO Brands Corp.(c)	5.25%	12/15/2024	$78,094
90,000	AECOM	5.75%	10/15/2022	94,612
120,000	AES Corp.	6.00%	05/15/2026	129,000
75,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's Inc / Albertson's LLC(c)	6.63%	06/15/2024	74,625
110,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's Inc / Albertson's LLC(c)	5.75%	03/15/2025	102,575
135,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	140,062
40,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50%	05/20/2025	40,800
110,000	Amsurg Corp.	5.63%	07/15/2022	114,125
35,000	Antero Resources Corp.	5.38%	11/01/2021	35,481
15,000	Antero Resources Corp.	5.13%	12/01/2022	15,108
30,000	Antero Resources Corp.	5.63%	06/01/2023	30,525
125,000	Apex Tool Group LLC(c)	7.00%	02/01/2021	116,875
105,000	Argos Merger Sub, Inc.(c)	7.13%	03/15/2023	93,712
90,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(c)	10.00%	04/01/2022	90,450
56,000	Ashtead Capital, Inc.(c)	6.50%	07/15/2022	58,170
15,000	Ashtead Capital, Inc.(c)	5.63%	10/01/2024	16,200
115,000	Axalta Coating Systems(c)	4.25%	08/15/2024	140,568
10,000	B&G Foods, Inc.	4.63%	06/01/2021	10,238
75,000	B&G Foods, Inc.	5.25%	04/01/2025	76,687
85,000	Boyd Gaming Corp.	6.38%	04/01/2026	92,119
45,000	Building Materials Corp. of America(c)	5.38%	11/15/2024	47,644
90,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	87,075
75,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2023	78,937
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.88%	04/01/2024	48,150
100,000	Cedar Fair LP / Canada's Wonderland Co. /Magnum Management Corp. / Millennium Op(c)	5.38%	04/15/2027	106,000
70,000	Centene Corp.	5.63%	02/15/2021	73,150
30,000	Centene Corp.	4.75%	05/15/2022	31,462
45,000	Centene Corp.	6.13%	02/15/2024	48,766
105,000	CenturyLink, Inc.	5.63%	04/01/2025	105,218
135,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(c)	5.75%	03/01/2025	138,206
65,000	Chemours Co.	5.38%	05/15/2027	66,787
100,000	Cheniere Corpus Christi Holdings LLC	7.00%	06/30/2024	112,000
15,000	Cheniere Corpus Christi Holdings LLC(c)	5.13%	06/30/2027	15,394
80,000	Chesapeake Energy Corp.	5.38%	06/15/2021	75,200
105,000	Chesapeake Energy Corp.(c)	8.00%	01/15/2025	104,344
35,000	Chesapeake Energy Corp.(c)	8.00%	06/15/2027	34,431
35,000	CHS/Community Health Systems, Inc.	5.13%	08/01/2021	35,569
180,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	157,950
110,000	CHS/Community Health Systems, Inc.	6.25%	03/31/2023	113,971
110,000	CITGO Petroleum Corp.(c)	6.25%	08/15/2022	112,200
93,000	Cliffs Natural Resources, Inc.(c)	8.25%	03/31/2020	101,835
110,000	CommScope Technologies LLC(c)	5.00%	03/15/2027	110,000
75,000	CommScope, Inc.(c)	5.50%	06/15/2024	78,352
20,000	CoreCivic, Inc.	5.00%	10/15/2022	20,900
100,000	CoreCivic, Inc.	4.63%	05/01/2023	101,500
100,000	Cott Corp.(c)	5.50%	07/01/2024	123,636
100,000	Cott Corp.(d)	5.50%	07/01/2024	123,635
155,000	Covanta Holding Corp.	6.38%	10/01/2022	160,037
15,000	Covanta Holding Corp.	5.88%	07/01/2025	14,588

Principal Amount/Description		Rate	Maturity	Value
$195,000	CSC Holdings LLC(c)	5.50%	04/15/2027	$206,700
125,000	DaVita HealthCare Partners, Inc.	5.13%	07/15/2024	127,109
5,000	DaVita HealthCare Partners, Inc.	5.00%	05/01/2025	5,025
145,000	DBP Holding Corp.(c)	7.75%	10/15/2020	82,287
40,000	Denbury Resources, Inc.(c)	9.00%	05/15/2021	38,300
120,000	Denbury Resources, Inc.	5.50%	05/01/2022	67,800
55,000	DISH DBS Corp.	5.88%	07/15/2022	59,262
5,000	DISH DBS Corp.	5.88%	11/15/2024	5,354
55,000	DISH DBS Corp.	7.75%	07/01/2026	65,313
15,000	DISH DBS Corp.	5.00%	03/15/2023	15,412
125,000	Dynegy, Inc.	6.75%	11/01/2019	129,531
85,000	Endo Finance LLC(c)	5.75%	01/15/2022	76,908
80,000	Energizer SpinCo, Inc.(c)	5.50%	06/15/2025	83,900
5,000	Energy Transfer Equity LP	5.88%	01/15/2024	5,325
120,000	EnerSys(c)	5.00%	04/30/2023	123,900
115,000	Envision Healthcare Corp.(c)	5.13%	07/01/2022	118,594
150,000	ESH Hospitality, Inc.(c)	5.25%	05/01/2025	155,812
30,000	FBM Finance, Inc.(c)	8.25%	08/15/2021	32,287
80,000	First Data Corp.(c)	7.00%	12/01/2023	85,600
305,000	First Data Corp.(c)	5.75%	01/15/2024	317,962
130,000	First Quality Finance Co., Inc.(c)	4.63%	05/15/2021	131,787
20,000	First Quality Finance Co., Inc.(c)	5.00%	07/01/2025	20,450
40,000	Flex Acquisition Co., Inc.(c)	6.88%	01/15/2025	41,675
140,000	Flexi‐Van Leasing, Inc.(c)	7.88%	08/15/2018	139,300
200,000	Frontier Communications Corp.	6.88%	01/15/2025	158,500
125,000	Gates Global LLC / Gates Global Co.(c)	6.00%	07/15/2022	125,937
115,000	GEO Group, Inc.	5.13%	04/01/2023	116,150
60,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	65,687
115,000	Gulfport Energy Corp.	6.63%	05/01/2023	115,863
225,000	HCA Healthcare, Inc.	6.25%	02/15/2021	246,375
15,000	HCA, Inc.	5.25%	06/15/2026	16,215
185,000	HCA, Inc.	5.88%	05/01/2023	201,881
165,000	HD Supply, Inc.(c)	5.75%	04/15/2024	175,725
5,000	HealthSouth Corp.	5.13%	03/15/2023	5,175
135,000	HealthSouth Corp.	5.75%	11/01/2024	139,118
75,000	HUB International, Ltd.(c)	7.88%	10/01/2021	78,375
25,000	Hughes Satellite Systems Corp.	5.25%	08/01/2026	26,219
25,000	Hughes Satellite Systems Corp.	6.63%	08/01/2026	26,937
220,000	IMS Health, Inc.(c)	4.13%	04/01/2023	264,217
180,000	Ingles Markets, Inc.	5.75%	06/15/2023	177,975
100,000	Intrepid Aviation Group Holdings LLC /Intrepid Finance Co.(c)	6.88%	02/15/2019	97,500
100,000	Iron Mountain, Inc.(c)	3.00%	01/15/2025	115,837
100,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(c)	6.38%	08/01/2023	105,625
15,000	JBS USA LUX SA / JBS USA Finance, Inc.(c)	8.25%	02/01/2020	15,075
120,000	JBS USA LUX SA / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	120,540
145,000	Kennedy‐Wilson, Inc.	5.88%	04/01/2024	150,075
95,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c)	5.00%	06/01/2024	99,275
85,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.(c)	7.00%	04/15/2025	89,675
90,000	Lamar Media Corp.	5.75%	02/01/2026	97,313
5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	4,875
75,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	74,813
135,000	Level 3 Financing, Inc.	5.13%	05/01/2023	140,483
35,000	Level 3 Financing, Inc.	5.38%	01/15/2024	36,619
100,000	Levi Strauss & Co.	3.38%	03/15/2027	115,791

Principal Amount/Description		Rate	Maturity	Value
$50,000	LifePoint Health, Inc.	5.88%	12/01/2023	$52,875
125,000	LifePoint Health, Inc.	5.38%	05/01/2024	129,688
30,000	Mallinckrodt International Finance SA /Mallinckrodt CB LLC(c)	4.88%	04/15/2020	29,362
30,000	Mallinckrodt International Finance SA /Mallinckrodt CB LLC(c)	5.75%	08/01/2022	28,350
5,000	Mallinckrodt International Finance SA /Mallinckrodt CB LLC(c)	5.63%	10/15/2023	4,588
90,000	Masonite International Corp.(c)	5.63%	03/15/2023	94,500
95,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.‐Issuer, Inc.	5.63%	05/01/2024	104,025
80,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	03/01/2024	87,410
135,000	Natural Resource Partners LP / NRP Finance Corp.	10.50%	03/15/2022	144,956
10,000	NCR Corp.	5.88%	12/15/2021	10,438
160,000	Neiman Marcus Group, Ltd. LLC(c)(e)	8.75%	10/15/2021	77,600
65,000	Nielsen Finance LLC / Nielsen Finance Co.(c)	5.00%	04/15/2022	67,600
60,000	Novelis Corp.(c)	6.25%	08/15/2024	63,150
70,000	Novelis Corp.(c)	5.88%	09/30/2026	72,275
70,000	NRG Energy, Inc.	6.63%	03/15/2023	72,275
140,000	NRG Yield Operating LLC	5.00%	09/15/2026	143,150
15,000	Oasis Petroleum, Inc.	6.50%	11/01/2021	14,625
95,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	92,625
35,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	34,038
60,000	Olin Corp.	5.13%	09/15/2027	61,950
160,000	Party City Holdings, Inc.(c)	6.13%	08/15/2023	166,400
100,000	Performance Food Group, Inc.(c)	5.50%	06/01/2024	103,500
60,000	PetSmart, Inc.(c)	5.88%	06/01/2025	58,125
40,000	PetSmart, Inc.(c)	8.88%	06/01/2025	37,044
110,000	PHI, Inc.	5.25%	03/15/2019	102,300
70,000	Pilgrim's Pride Corp.(c)	5.75%	03/15/2025	70,525
115,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	4.88%	05/01/2021	117,588
95,000	Plantronics, Inc.(c)	5.50%	05/31/2023	99,631
140,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	145,250
80,000	Post Holdings, Inc.(c)	6.00%	12/15/2022	85,100
30,000	Post Holdings, Inc.(c)	5.50%	03/01/2025	31,013
65,000	Post Holdings, Inc.(c)	5.00%	08/15/2026	65,000
135,000	Prestige Brands, Inc.(c)	5.38%	12/15/2021	139,894
100,000	PSPC Escrow Corp.(c)	6.00%	02/01/2023	120,287
50,000	Range Resources Corp.(c)	5.00%	08/15/2022	49,375
30,000	Range Resources Corp.	4.88%	05/15/2025	28,650
65,000	Rent‐A‐Center, Inc.	6.63%	11/15/2020	61,263
95,000	Rent‐A‐Center, Inc.	4.75%	05/01/2021	86,450
65,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(c)	5.13%	07/15/2023	67,600
60,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(c)	7.00%	07/15/2024	64,475
145,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	148,566
90,000	RHP Hotel Properties LP / RHP Finance Corp.	5.00%	04/15/2023	92,475
80,000	Rite Aid Corp.(c)	6.13%	04/01/2023	79,000
50,000	Sabine Pass Liquefaction LLC	5.88%	06/30/2026	56,055
50,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	53,268
75,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	77,156
15,000	SBA Communications Corp.	4.88%	07/15/2022	15,488
65,000	SBA Communications Corp.	4.88%	09/01/2024	66,300

Principal	Amount/Description	Rate	Maturity	Value
$85,000	SBA Communications Corp.(c)	4.88%	09/01/2024	$86,700
155,000	Scientific Games International, Inc.(c)	7.00%	01/01/2022	165,463
10,000	SESI LLC	6.38%	05/01/2019	9,950
25,000	SESI LLC	7.13%	12/15/2021	23,938
150,000	Silgan Holdings, Inc.(c)	3.25%	03/15/2025	175,702
70,000	Sirius XM Radio, Inc.(c)	5.00%	08/01/2027	70,875
145,000	Six Flags Entertainment Corp.(c)	4.88%	07/31/2024	146,250
35,000	SM Energy Co.	6.13%	11/15/2022	33,425
20,000	SM Energy Co.	5.00%	01/15/2024	17,800
15,000	SM Energy Co.	5.63%	06/01/2025	13,612
20,000	SM Energy Co.	6.75%	09/15/2026	19,194
45,000	Southwestern Energy Co.	4.10%	03/15/2022	42,159
70,000	Southwestern Energy Co.	6.70%	01/23/2025	68,775
495,000	Sprint Corp.	7.25%	09/15/2021	551,306
65,000	SS&C Technologies Holdings, Inc.	5.88%	07/15/2023	69,564
60,000	Standard Industries, Inc.(c)	5.50%	02/15/2023	63,450
150,000	Standard Industries, Inc.(c)	6.00%	10/15/2025	161,250
85,000	Steel Dynamics, Inc.	5.13%	10/01/2021	87,506
20,000	Steel Dynamics, Inc.	5.50%	10/01/2024	21,300
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	120,000
195,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	205,238
145,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.50%	06/15/2025	143,913
105,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	113,400
40,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(c)	5.13%	02/01/2025	41,350
15,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	15,638
160,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	163,000
115,000	Tenet Healthcare Corp.	4.50%	04/01/2021	117,444
110,000	Tenet Healthcare Corp.(c)	7.50%	01/01/2022	119,603
75,000	Tenet Healthcare Corp.	6.75%	06/15/2023	75,187
50,000	Tenneco, Inc.	5.38%	12/15/2024	51,875
105,000	TerraForm Power Operating LLC(c)(g)	6.38%	02/01/2023	109,725
45,000	T‐Mobile USA, Inc.	6.00%	03/01/2023	47,742
145,000	T‐Mobile USA, Inc.	6.00%	04/15/2024	155,512
130,000	TMS International Corp.(c)	7.63%	10/15/2021	132,275
90,000	TransDigm, Inc.	6.50%	05/15/2025	91,800
95,000	TreeHouse Foods, Inc.(c)	6.00%	02/15/2024	101,650
45,000	Tronox Finance LLC	6.38%	08/15/2020	45,225
130,000	Tronox Finance LLC(c)	7.50%	03/15/2022	134,550
25,000	Ultra Resources, Inc.(c)	6.88%	04/15/2022	24,844
80,000	United Rentals North America, Inc.	5.50%	07/15/2025	84,100
40,000	United Rentals North America, Inc.	5.88%	09/15/2026	42,750
185,000	Univision Communications, Inc.(c)	5.13%	05/15/2023	187,253
10,000	USG Corp.(c)	5.50%	03/01/2025	10,663
125,000	VWR Funding, Inc.(c)	4.63%	04/15/2022	149,002
100,000	Walter Investment Management Corp.	7.88%	12/15/2021	63,000
100,000	Watco Cos. LLC / Watco Finance Corp.(c)	6.38%	04/01/2023	104,750
65,000	Weatherford International, Ltd.	7.75%	06/15/2021	65,569
10,000	Weatherford International, Ltd.	4.50%	04/15/2022	8,875
5,000	Weatherford International, Ltd.	8.25%	06/15/2023	5,012
120,000	WMG Acquisition Corp.(c)	4.13%	11/01/2024	145,190

Principal	Amount/Description	Rate	Maturity	Value
$120,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.(c)	5.25%	05/15/2027	$123,075
				18,066,791
TOTAL HIGH YIELD DEBT (Cost $26,346,687)				26,976,345

Shares/Description		Value
SHORT‐TERM INVESTMENTS ‐ 5.93%
4,859,546	State Street Institutional Trust (7 Day Yield 0.83%)	4,859,546

TOTAL SHORT‐TERM INVESTMENTS (Cost $4,859,546)		4,859,546

TOTAL INVESTMENTS ‐101.10% (Cost $81,784,388)		82,911,705
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS AND TOTAL RETURN SWAP CONTRACTS ‐ 0.57%		466,000
LIABILITIES IN EXCESS OF OTHER ASSETS ‐(1.67)%		(1,365,106)
NET ASSETS ‐ 100.00%		$82,012,599

(a)	Non-income producing security.
(b)
All or a portion of this position has not settled as of June 30, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $15,447,006, which represents approximately 18.83% of net assets as of June 30, 2017.

(d)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2017, the aggregate fair value of those securities was $2,180,877, representing 2.66% of net assets.

(e)	Pay-in-kind securities.
(f)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017.
(g)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2017.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Appreciation/(Depreciation)
State Street Boston	GBP	100,721	Purchase	07/10/2017	$131,206	$3,561
						$3,561

Counterparty	Currency	Amount*	Type	Date	Value	Appreciation/(Depreciation)
State Street Boston	EUR	13,231,179	Sale	07/10/2017	15,116,257	(217,869)
State Street Boston	GBP	2,443,742	Sale	07/10/2017	3,183,409	(28,678)
						$(246,546)

*	The contracted amount is stated in the currency in which the security is denominated.

RiverNorth Funds	Notes to Quarterly Schedule of Investments

June 30, 2017 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”).  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value.  All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”).  The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2017.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations.  If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of  currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks:  All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•
Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•
Level 3 - Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies, business development company bonds and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London‐Interbank Offered Rate (“USD‐LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2017 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$236,388,116	$–	$–	$236,388,116
Business Development Companies	1,883,520	–	–	1,883,520
Exchange-Traded Funds	36,635,779	–	–	36,635,779
Preferred Stocks	1,054,807	–	–	1,054,807
Short-Term Investments	86,167,375	–	–	86,167,375
Total	$362,129,597	$–	$–	$362,129,597

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$564,087,535	$–	$–	$$564,087,535
Business Development Companies	20,158,027	–	–	20,158,027
Business Development Company Bonds	6,087,895	–	–	6,087,895
Common Stocks	8,024,434	–	–	8,024,434
Open-End Funds	27,845,403	–	–	27,845,403
Preferred Stocks	15,344,943	–	–	15,344,943
Business Development Company Senior Notes	10,316,076	–	–	10,316,076
Foreign Corporate Bonds	–	40,660,921	–	40,660,921
U.S. Corporate Bonds	–	59,973,625	–	59,973,625
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	11,410,124	–	11,410,124
Collateralized Loan Obligations	–	12,709,169	–	12,709,169
Non-Agency Collateralized Mortgage Obligations	–	496,610,570	–	496,610,570
U.S. Government Bonds and Notes	–	210,307,958	–	210,307,958
Municipal Bonds	–	20,791,420	–	20,791,420
U.S. Government / Agency Mortgage Backed Securities	–	222,333,188	–	222,333,188
Short-Term Investments	570,320,906	–	–	570,320,906
Warrants	672	–	–	672
Total	$1,222,185,891	$1,074,796,975	$–	$2,296,982,866

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$18,688,826	$–	$–	$18,688,826
Common Stocks	32,572	–	–	32,572
Preferred Stocks	–	75,000	–	75,000
Bank Loans	–	32,279,416	–	32,279,416
High Yield Debt	–	26,976,345	–	26,976,345
Short-Term Investments	4,859,546	–	–	4,859,546
Total	$23,580,944	$59,330,761	$–	$82,911,705

	Valuation Inputs
Other Financial instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$–	$3,561	$–	$3,561
Liabilities
Forward Foreign Currency Contracts	–	(246,546)	–	(246,546)
Total	$–	$(242,985)	$–	$(242,985)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels during the current period presented.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments.  The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as  total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt  securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.  Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2017, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked‐to‐market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the nine months ended June 30, 2017, the Core Opportunity Fund and the Strategic Income Fund invested in total return swaps.  Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s  investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to a Fund.

If required by the swap agreement, the Funds, have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At June 30, 2017, the High Income Fund had $2,545,738 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies.  As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the nine months ended June 30, 2017 were as follows:

Strategic Income Fund
Security Name	Share Balance Balance as of October	Purchases	Sales	Share Balance as of October 1, 2016	Market Value as of June 30, 2017	Dividends	Realized Gain/Loss
RiverNorth/Oaktree High Income Fund, Class I	2,772,396	95,692	-	2,868,088	$27,845,403	$920,140	$-
					$27,845,403	$920,140	$-

7. FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders.  In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax.  Therefore, no federal income tax provision is required.

As of June 30, 2017, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$39,682,457	$(8,369,394)	$31,313,063	$330,816,534
Strategic Income Fund*	62,810,341	(107,983,549)	(45,173,208)	2,342,156,074
High Income Fund*	2,344,065	(1,390,667)	953,398	81,958,307

Item 2.	Controls and Procedures.

(a)
Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)
There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:  August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:  August 29, 2017

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:  August 29, 2017